Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance policy.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance contracts that invest in the Funds.
                          USALLIANZ VARIABLE INSURANCE
                                 PRODUCTS TRUST

                             AGGRESSIVE GROWTH FUND
                             STRATEGIC GROWTH FUND
                           GLOBAL OPPORTUNITIES FUND
                              CAPITAL GROWTH FUND
                                  GROWTH FUND
                              AMERICAN GROWTH FUND
                                 COMSTOCK FUND
                             GROWTH AND INCOME FUND
                            DIVERSIFIED ASSETS FUND
                               FIXED INCOME FUND
                               MONEY MARKET FUND
                                   PROSPECTUS
                                  MAY 1, 2001

                                   USALLIANZ
                         ADVISERS, LLC (THE "MANAGER")

                            ALLIANZ OF AMERICA, INC.
                                (THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                              TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY; INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                                                      STRATEGIES AND RELATED RISKS

                                            [ICON]
Carefully review this important                       OVERVIEW....................................................        3
section, which summarizes each                        Aggressive Growth Fund......................................      4-5
Fund's
investments, strategies and risks.                    Strategic Growth Fund.......................................      6-7
                                                      Global Opportunities Fund...................................      8-9
                                                      Capital Growth Fund.........................................    10-11
                                                      Growth Fund.................................................    12-13
                                                      American Growth Fund........................................       14
                                                      Comstock Fund...............................................    15-16
                                                      Growth and Income Fund......................................    17-18
                                                      Diversified Assets Fund.....................................    19-21
                                                      Fixed Income Fund...........................................    22-24
                                                      Money Market Fund...........................................       25
                                                      MORE ABOUT THE FUNDS........................................       26
                                                      Temporary Defensive Positions...............................       27
                                                      Portfolio Turnover..........................................       27

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                    The Manager.................................................       28
the
people and organizations who                          The Adviser.................................................       29
oversee
the Funds.                                            Portfolio Managers of the Adviser...........................       29
                                                      The Administrator and Distributor...........................       30

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                    Pricing of Fund Shares......................................       31
how
shares are valued, how to                             Purchase and Redemption of Shares...........................       31
purchase,
sell and exchange shares, related                     Distribution (12b-1) Fees...................................       32
charges and payments of dividends                     Dividends, Distributions and Taxes..........................       32
and distributions.

                                                      FINANCIAL HIGHLIGHTS

                                            [ICON]
Review this section for details on                    Financial Highlights........................................       33
selected financial highlights of
the Funds.

                                                      BACK COVER

                                            [ICON]
                                                      Where to Learn More About USAllianz VIP Funds

                   [LOGO]
  OVERVIEW                                            USALLIANZ VIP FUNDS

   The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers eleven separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). Of these, six are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained independent money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. The Manager selected each Specialist Manager based on the Specialist Manager's experience with the investment strategy for which it was selected. Each of the remaining five Funds has Allianz of America, Inc (the "Adviser" or "AZOA") as its investment adviser. Set forth below are the Funds and the corresponding Specialist Manager and Adviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

                              FUND                                             SPECIALIST MANAGER/ADVISER
    ------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund and Comstock Fund                     Van Kampen Asset Management Inc.

    ------------------------------------------------------------------------------------------------------------------
     Aggressive Growth Fund and Capital Growth Fund               Van Kampen Investment Advisory Corp.
    ------------------------------------------------------------------------------------------------------------------
     Strategic Growth Fund and American Growth Fund               Fred Alger Management, Inc.
    ------------------------------------------------------------------------------------------------------------------
     Global Opportunities Fund, Growth Fund, Diversified          AZOA
     Assets Fund, Fixed Income Fund and Money Market Fund
    ------------------------------------------------------------------------------------------------------------------

   Other Funds may be added or deleted from USAllianz VIP Funds from time to time.

   The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is capital growth. This
    PRINCIPAL INVESTMENT STRATEGIES       objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Specialist Manager believes have an above-average potential for capital growth. In selecting
                                          securities for investment, the Fund focuses primarily on equity securities of small- and medium-sized companies, although the
                                          Fund may invest its assets in securities of larger-sized
                                          companies that the Specialist Manager believes have an
                                          above-average potential for capital growth. Under current market conditions, the Fund's Specialist Manager generally defines small- and medium-sized companies by reference to those
                                          companies within or below the capitalization range of companies represented in the Standard & Poor's MidCap 400 Index (which consists of companies in the capitalization range of
                                          approximately $88 million to $8.7 billion as of March 30, 2001).
                                          The Fund's primary approach is to seek what the Fund's
                                          Specialist Manager believes to be attractive growth
                                          opportunities on an individual company basis. The Fund's
                                          Specialist Manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the
                                          Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Fund does not limit its investments to any single group or type of security.
                                          The Fund may invest in securities involving special
                                          circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged
                                          buyouts. The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign trading
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from the direct investment in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an aggressive growth component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and
                                              mid-cap growth stocks

                                         This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term capital
    PRINCIPAL INVESTMENT STRATEGIES       appreciation. This objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the
                                          Fund normally invests at least 65% of its total assets in equity securities of all capitalizations, such as common or preferred stocks, which are listed on U.S. exchanges or in the
                                          over-the-counter market. The Fund invests primarily in "growth"
                                          stocks. The Fund's Specialist Manager believes that these
                                          companies tend to fall into one of two categories:
                                           -   High Unit Volume Growth: Vital, creative companies which
                                              offer goods or services to a rapidly expanding marketplace.
                                              They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an
                                              increased demand for an existing line.
                                          -   Positive Life Cycle Change: Companies experiencing a major change which is expected to produce advantageous results.
                                              These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

                                          The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Specialist
                                          Manager will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND
                           CONTINUED

                                          -   Leverage: The Fund is subject to the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may
                                              actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a leveraged or strategic growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investments using
                                              leveraging strategies

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance is not yet
                                          available.

                                         The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GLOBAL OPPORTUNITIES FUND

                                          The Fund's investment objective is long-term growth of capital,
    INVESTMENT OBJECTIVE AND              which may not be changed without shareholder approval. In
    PRINCIPAL INVESTMENT STRATEGIES       pursuit of its objective, the Fund normally invests at least 80%
                                          of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers.

                                          Although the Fund invests primarily in larger capitalization companies, the Fund is not limited to such investments and will consider investing in securities of companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases. Similarly, while companies whose
                                          principal trading markets are developed or industrialized
                                          countries are likely to be the Fund's principal investments, the
                                          Fund is not limited to such investments and will consider
                                          investing in securities of companies trading in emerging or developing markets. The Fund may invest more than 25% of its total assets in a single country.
                                          The Adviser uses its own research, as well as input from its affiliates around the world and other third parties to identify attractive companies meeting the above sector descriptions. The
                                          Adviser then uses a fundamental "bottom-up" approach to
                                          selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the MSCI World
                                          Equity Index. The Fund may be overweighted or underweighted in a particular sector or country relative to the MSCI World Equity
                                          Index based upon the Adviser's judgment as to the relative prospects for investments in particular sectors and countries.
                                          The Adviser will consider selling securities when the securities no longer meet the Adviser's criteria for purchase or when alternative investments become more attractive.
                                          The Adviser does not intend to invest in markets where property rights are not defined and supported by adequate legal
                                          infrastructure. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying security positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed-income securities.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation
                                              issues.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GLOBAL OPPORTUNITIES FUND
                           CONTINUED

                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations often making such
                                              investments less liquid and more volatile.

                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a global growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign
                                              stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund has less than one full calendar year of performance;
                                          therefore, total return information is not meaningful.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to seek capital growth. This
    PRINCIPAL INVESTMENT STRATEGIES       objective may be changed by the Trustees without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity
                                          securities. The Fund's primary approach is to seek what the
                                          Fund's Specialist Manager believes to be unusually attractive growth investments on an individual company basis based on a combination of positive future business fundamentals and
                                          attractive current valuations. By the Specialist Manager's definition, a growth company with positive future business fundamentals has at least one of the following traits:
                                          consistent earnings growth; accelerating earnings growth; better than expected business fundamentals; or an underlying change in a company, industry or regulatory environment. The Fund may invest in cyclical industries when the Fund's Specialist Manager believes such industries are in or are entering into a growth cycle and have above-average potential for capital growth. The
                                          Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.

                                          The Fund does not limit its investments to any single group or type of security. The Fund may invest in unseasoned issuers and in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and
                                          techniques, limited or cyclical product lines, markets or
                                          resources, or unusual developments, such as mergers,
                                          liquidations, bankruptcies or leveraged buyouts. The Fund may invest up to 25% of its total assets in securities of foreign issuers.

                                          The Fund generally sells securities when the Fund's Specialist
                                          Manager's assessments of the capital growth potential of such securities materially changes. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the
                                          relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment.

                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND
                           CONTINUED

                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from direct investments in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

                                          This Fund is a new Fund for which performance information is not
    PERFORMANCE INFORMATION               yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND


     INVESTMENT OBJECTIVE AND             The Fund's investment objective is long-term growth of capital,
     PRINCIPAL INVESTMENT STRATEGIES      which may not be changed without shareholder approval. In
                                          pursuit of its objective, the Fund normally invests at least 80%
                                          of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of U.S.
                                          issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the Fund invests primarily in equity securities of larger
                                          capitalization companies, the Fund is not limited to such
                                          investments and will consider investing in securities of
                                          companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases.

                                          The Adviser uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include
                                          analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the Standard and Poor's 500
                                          Composite Stock Price Index (the "S&P 500(R) Index"). The
                                          Adviser will consider selling those securities when it
                                          determines that such securities would no longer meet its
                                          criteria for purchase or when alternative investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short term or investing emergency reserves
                                          -   Looking primarily for regular income

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Growth Fund has
   performed during its first
   full calendar year. The table
   below it compares the Fund's
   performance over time to that
   of the S&P 500(R), a widely
   recognized, unmanaged index of
   common stocks. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.

                                        PERFORMANCE BAR CHART AND TABLE

                                        CALENDAR-YEAR TOTAL RETURNS --

2000                                                                            -10.28

                                          Best quarter:        6.45%     Q1  '00
                                          Worst quarter:    -10.20%      Q3  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 GROWTH FUND                                   November 9, 1999        -10.28%         -2.31 %
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%         -2.47 %
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AMERICAN GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term capital
    PRINCIPAL INVESTMENT STRATEGIES       appreciation. This objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of larger capitalization companies (including American Depository Receipts ("ADRs"),
                                          American Depository Shares ("ADS") and U.S.
                                          dollar-denominated securities of foreign issuers). The Fund considers a large company to have a market capitalization of at least $10 billion. The Fund may invest up to 20% of its total assets in foreign securities (not including ADRs,
                                          ADSs, or U.S. dollar-denominated securities of foreign
                                          issuers).
                                          The Specialist Manager will consider selling those
                                          securities when it determines that such securities would no longer meet its criteria for purchase or when alternative
                                          investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the
                                          following general risks:
                                          - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                            market and economic conditions. Stock prices may decline
                                            over short or even extended periods. Stocks are more
                                            volatile and riskier than some other forms of investment,
                                            such as short-term, high-grade fixed income securities.
                                          - Selection Risk: Selection risk is the chance that poor
                                          security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          - Growth Stocks: Growth stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other
                                            types of investments in the overall stock market.
                                          - Foreign Risks: Because the Fund may own securities of
                                          foreign issuers, it may be subject to risks not usually
                                            associated with owning securities of U.S. issuers. These
                                            risks can include fluctuations in foreign currencies,
                                            foreign currency exchange controls, political and economic instability, differences in financial reporting,
                                            differences in securities regulation and trading and
                                            foreign taxation issues.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -Investing for long-term goals, such as retirement
                                          -Seeking to add a large capitalization growth component to your portfolio
                                          This Fund will not be appropriate for someone:
                                          -Seeking safety of principal
                                          -Investing for the short-term or investing emergency
                                           reserves
                                          -Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND


     INVESTMENT OBJECTIVE AND             The Fund's investment objective is to seek capital growth and
     PRINCIPAL INVESTMENT STRATEGIES      income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This
                                          objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income. The Fund emphasizes a "value" style of investing in seeking
                                          well-established, undervalued companies. The Fund's Specialist
                                          Manager generally seeks to identify companies that are
                                          undervalued and have identifiable factors that might lead to improved valuation. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large- capitalization companies. The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist
                                          Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a value stock component to your portfolio

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is income and long-term growth
    PRINCIPAL INVESTMENT STRATEGIES       of capital. This objective may be changed by the Trustees
                                          without shareholder approval.

                                          The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated
                                          "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by
                                          Moody's Investors Services, Inc. ("Moody's").

                                          In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Specialist Manager may focus on larger
                                          capitalization companies which it believes possess
                                          characteristics for improved valuation. The Fund's Specialist
                                          Manager looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in
                                          securities of small- or medium-sized companies.

                                          The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an
                                          individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

                                          The Fund may invest up to 25% of it total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND
                           CONTINUED

                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking income and growth of capital
                                          -   Pursuing a balanced approach to investments in both growth-
                                              and income-producing securities

                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND


     INVESTMENT OBJECTIVE AND             The Fund's investment objective is total return consistent with
     PRINCIPAL INVESTMENT STRATEGIES      reduction of long-term volatility, which may not be changed without shareholder approval.

                                          The Fund normally invests approximately 65% of its total assets in fixed income securities (which include investment grade corporate bonds and U.S. Government securities), 25% in equity securities and 10% in money market securities. Generally, the mix may vary within ranges of 50-70% for fixed income
                                          securities, 20-40% for stocks and 5-15% for money market
                                          securities.

                                          The Adviser uses a portfolio management team approach. In making asset allocation decisions, the portfolio management team
                                          evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The team then examines the potential effect of these factors on each asset group over a
                                          one-to-three-year time period and compares its risk analysis to a weighted index of 65% of the Lehman Brothers Intermediate
                                          Government/Credit Bond Index, 25% of the S&P 500(R) Index, and
                                          10% of the 90-day Treasury Bill. The team then selects
                                          securities based on a "bottom-up" analysis in accordance with the following criteria:
                                          -   Bonds. The Fund invests in fixed income securities including
                                              (1) government and corporate bonds, (2) mortgage-backed
                                              securities (including stripped mortgage-backed securities)
                                              and (3) asset-backed securities. The Fund invests primarily in bonds rated within the four highest long-term or two
                                              highest short-term rating categories or comparable quality unrated securities. The Fund may invest up to 20% of its
                                              total assets in high yield debt securities. Under normal
                                              conditions, the Fund intends to hold debt securities (other than money market securities) with maturities between 1 and
                                              10 years. However, securities with any maturity are eligible for purchase. The Adviser begins the portfolio management
                                              process by reviewing current economic activity and
                                              forecasting how it may change in the future. The Adviser
                                              uses this forecast to allocate the Fund's assets across
                                              different market sectors and maturities based on its view of the relative value of each sector or maturity.
                                          -   Stocks. The Fund invests in common stocks, preferred stocks and convertible securities. The Fund may invest in both U.S.
                                              issuers and foreign issuers whose securities are U.S. dollar denominated and traded on a U.S. security market, and
                                              invests primarily in equity securities of larger
                                              capitalization companies. The Adviser uses a "bottom-up"
                                              approach to selecting securities for investment. Factors
                                              considered may include analysis of an issuer's financial
                                              condition, industry position, management, growth prospects, earnings estimates and other general economic and market
                                              conditions. Based upon the analysis of such factors, the
                                              Adviser selects those securities which, in its judgment,
                                              will outperform the average for the companies included in
                                              the S&P 500(R) Index.
                                          -   Money Market Instruments. The Fund will invest in
                                              high-quality, U.S. dollar-denominated short-term
                                              obligations, including commercial paper, asset-backed
                                              securities, obligations of financial institutions and other high-quality money market instruments issued by U.S. and
                                              foreign issuers. These securities will be rated in one of
                                              the two highest short-term rating categories of at least two rating agencies or will be unrated securities of comparable quality.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.
                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -Investing for long-term goals, such as retirement
                                          -Seeking regular monthly income
                                          -Pursuing a balanced approach to investments in both growth-
                                          and income-producing securities

                                          This Fund will not be appropriate for someone:
                                          -Pursuing an aggressive high growth investment strategy
                                          -Seeking a stable share price
                                          -Investing emergency reserves

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Diversified
   Assets Fund has performed
   during its first full calendar
   year. The table below it
   compares the Fund's
   performance over time to that
   of the Diversified Assets
   Index, a blended index
   representing S&P 500(R) (25%),
   Lehman Intermediate
   Gov't/Credit Bond Index (65%),
   and U.S. Treasury 90 day
   T-Bill (10%). The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         YEAR-BY-YEAR TOTAL RETURNS --

2000                                                                             3.51

                                          Best quarter:       2.57%      Q1  '00
                                          Worst quarter:     -0.27%      Q4  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 DIVERSIFIED ASSETS FUND                       November 9, 1999          3.51%           5.58%
                                              -------------------------------------------------
 DIVERSIFIED ASSETS INDEX                      November 9, 1999          4.84%           5.49%
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%          -2.47%
                                              -------------------------------------------------
 LEHMAN INTERMEDIATE GOV'T/CREDIT BOND INDEX   November 9, 1999         10.10%           8.19%
                                              -------------------------------------------------
 U.S. TREASURY 90 DAY T-BILL                   November 9, 1999          6.21%           6.07%
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to maximize total return
    PRINCIPAL INVESTMENT STRATEGIES       with secondary emphasis on income, which may not be changed without shareholder approval.

                                          In pursuit of its objective, the Fund normally invests at
                                          least 80% of its total assets in fixed income securities
                                          rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the Adviser to be of comparable quality. Fixed income
                                          securities include U.S. Government securities, corporate
                                          debt securities, U.S. dollar denominated securities of
                                          foreign issuers (including corporate debt securities,
                                          certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or
                                          their subdivisions, agencies and instrumentalities,
                                          international agencies and supranational entities), zero
                                          coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped
                                          mortgage-backed securities) and taxable and tax-exempt
                                          municipal securities.

                                          The Fund also may invest up to 20% of its total assets in
                                          high yield securities (debt securities determined by a
                                          primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by
                                          Standard & Poor's or Baa by Moody's Investor Services, Inc.
                                          or, if unrated, which are deemed of comparable quality by
                                          the Adviser).

                                          The Adviser begins the portfolio management process by
                                          reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of
                                          each sector or maturity. The Adviser analyzes the risk
                                          profile of the Fund's benchmark, the Lehman Brothers
                                          Government/Credit Bond Index, then adjusts the portfolio's risk relative to the benchmark to enhance long-term returns.
                                          Specific securities are included in the portfolio based on a fundamental analysis of the securities' cash flow, risk
                                          and/or credit fundamentals.

                                          Under normal conditions, the Fund intends to hold securities
                                          (other than money market securities) with maturities
                                          primarily between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted according to the
                                          Fund's holdings. However, securities with any maturity are eligible for purchase. The Adviser may sell a security if
                                          its fundamental qualities deteriorate or to take advantage of more attractive investment opportunities.

                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: Market risk means that the bond market in
                                              general fluctuates, which may affect the performance of any individual fixed income security.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.
                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.

    ADDITIONAL RISKS                      -   Asset-backed securities involve the risk that such
                                              securities may not have the benefit of a complete security interest in the related collateral.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Seeking to add a monthly income component to your portfolio
                                          -   Willing to accept the risks of price and income fluctuations
                                          -   Wanting to add diversification to a portfolio invested
                                              primarily in stocks

                                          This Fund will not be appropriate for someone:
                                          -   Investing emergency reserves
                                          -   Seeking a stable share price

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Fixed Income
   Fund has performed during its
   first full calendar year. The
   table below it compares the
   Fund's performance over time
   to that of the Lehman Brothers
   Government/Credit Bond Index,
   a widely recognized, unmanaged
   index generally representative
   of intermediate government and
   corporate bonds. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary fee
   reductions. Without voluntary
   fee reductions, the Fund's
   performance would have been
   lower. The Fund's performance
   does not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         CALENDAR YEAR TOTAL RETURN --

2000                                                                             11.71

                                          Best quarter:    4.31%         Q4  '00
                                          Worst quarter:   1.41%         Q2  '00

                                        AVERAGE ANNUAL TOTAL RETURNS

                                                                         ONE YEAR ENDED       SINCE
                                                     INCEPTION          DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------------
 FIXED INCOME FUND                               November 9, 1999            11.71%           8.43%
                                              -------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX    November 9, 1999            11.84%           9.06%
-----------------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           MONEY MARKET FUND


                                          The Fund's investment objective is current income consistent
    INVESTMENT OBJECTIVE AND              with stability of principal, which may not be changed without
    PRINCIPAL INVESTMENT STRATEGIES       shareholder approval.
                                          The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:
                                          -   U.S. Government securities;
                                          -   Certificates of deposits, time deposits, bankers'
                                              acceptances and other short-term instruments issued by U.S.
                                              or foreign banks;
                                          -   U.S. and foreign commercial paper and other short-term
                                              corporate debt obligations, including those with floating
                                              rate or variable rates of interest;

                                          -   Obligations issued or guaranteed by one or more foreign
                                              governments or their agencies, including supranational
                                              entities;
                                          -   Loan participation interests;
                                          -   Asset backed securities; and
                                          -   Repurchase agreements collateralized by the types of
                                              securities described above.
                                          The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the
                                          second-highest credit rating. The Fund is subject to certain federal rules which require it to:
                                          -   maintain an average dollar-weighted portfolio maturity of 90 days or less
                                          -   buy individual securities that have remaining maturities of
                                              13 months or less
                                          -   invest only in high-quality, dollar-denominated, short-term obligations.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The Fund is not guaranteed to maintain a constant net asset value of $1.00 per share, and it is possible to lose money by investing in the Fund.
                                          -   Interest Rate Risk: This is the risk that changes in
                                              interest rates will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                              Increases in interest rates may cause the value of the
                                              Fund's investments to decline.
                                          -   Credit Risk: Although credit risk is very low because the
                                              Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                          -   An investment in the Fund is not insured or guaranteed by
                                              the Federal Deposit Insurance Corporation or any other
                                              government agency.

    WHO MAY WANT TO INVEST?               Consider investing in the Money Market Fund if you:
                                          -   Are seeking preservation of capital
                                          -   Have a low risk tolerance
                                          -   Have a short term investing horizon or goal
                                          The Money Market Fund will not be appropriate for anyone:
                                          -   Seeking high total returns
                                          -   Pursuing a long-term goal or investing for retirement

    PERFORMANCE INFORMATION               This Fund has less than one full calendar year of performance;
                                          therefore, total return information is not meaningful. You can obtain the Fund's current 7-day yield by calling 1-800-542-5427.
                                          The yield of the Fund will fluctuate with market conditions.

  MORE ABOUT THE FUNDS

   Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are different than the principal strategies discussed in this prospectus. More information on the Funds' investment strategies may be found in the Statement of Additional Information (see back cover). Following is a table that indicates an overview of the principal risks which are applicable to the Funds as described above.

                                        AGGRESSIVE STRATEGIC       GLOBAL        CAPITAL   GROWTH
                                          GROWTH    GROWTH   OPPORTUNITIES FUND  GROWTH     FUND
                                           FUND      FUND                         FUND

                                        -----------------------------------------------------------

    -----------------------------------------------------------------------------------------------
    Market Risk                             X          X           X                X         X
    -----------------------------------------------------------------------------------------------
    Selection Risk                          X          X           X                X         X
    -----------------------------------------------------------------------------------------------
    Growth Stocks                           X          X           X                X         X
    -----------------------------------------------------------------------------------------------
    Value Stocks
    -----------------------------------------------------------------------------------------------
    Capitalization Risk                     X          X           X                X         X
    -----------------------------------------------------------------------------------------------
    Foreign Risk                            X          X           X                X
    -----------------------------------------------------------------------------------------------
    Emerging Market Risk                    X                      X                X
    -----------------------------------------------------------------------------------------------
    Interest Rate Risk
    -----------------------------------------------------------------------------------------------
    Credit Risk
    -----------------------------------------------------------------------------------------------
    Yield Curve/Volatility Risk
    -----------------------------------------------------------------------------------------------
    Security Quality Risk
    -----------------------------------------------------------------------------------------------
    Prepayment Risk
    -----------------------------------------------------------------------------------------------
    Derivatives Risk                        X                                       X
    -----------------------------------------------------------------------------------------------
    Leverage Risk                                      X
    -----------------------------------------------------------------------------------------------
    Income Risk
    -----------------------------------------------------------------------------------------------

                                     AMERICAN  COMSTOCK   GROWTH   DIVERSIFIED   FIXED     MONEY
                                      GROWTH     FUND       AND      ASSETS     INCOME    MARKET
                                       FUND               INCOME      FUND       FUND      FUND
                                                           FUND
                                     -------------------------------------------------------------
    -----------------------------------------------------------------------------------------------
    Market Risk                          X         X         X         X           X
    -----------------------------------------------------------------------------------------------
    Selection Risk                       X         X         X         X           X
    -----------------------------------------------------------------------------------------------
    Growth Stocks                        X                             X
    -----------------------------------------------------------------------------------------------
    Value Stocks                                   X         X
    -----------------------------------------------------------------------------------------------
    Capitalization Risk                  X         X         X         X
    -----------------------------------------------------------------------------------------------
    Foreign Risk                         X         X         X
    -----------------------------------------------------------------------------------------------
    Emerging Market Risk                           X         X
    -----------------------------------------------------------------------------------------------
    Interest Rate Risk                                       X         X           X         X
    -----------------------------------------------------------------------------------------------
    Credit Risk                                              X         X           X         X
    -----------------------------------------------------------------------------------------------
    Yield Curve/Volatility Risk                                        X           X
    -----------------------------------------------------------------------------------------------
    Security Quality Risk                                              X           X
    -----------------------------------------------------------------------------------------------
    Prepayment Risk                                                    X           X
    -----------------------------------------------------------------------------------------------
    Derivatives Risk                               X         X
    -----------------------------------------------------------------------------------------------
    Leverage Risk
    -----------------------------------------------------------------------------------------------
    Income Risk                                                                    X
    -----------------------------------------------------------------------------------------------

   In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:

   SPECIFIC RISKS OF INVESTING IN THE FUNDS

   Growth Stocks -- The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

  MORE ABOUT THE FUNDS

   Foreign Investment Risk -- As a result of its foreign investments, the Fund may experience more rapid and extreme changes in value than funds that invest solely or primarily in U.S. securities. Investment risks include:

       - lack of, or less stringent, uniform accounting, auditing; and financial reporting standards;

       - changes in currency exchange rates;

       - nationalization, confiscation, difficulties enforcing contracts, or foreign withholding/taxes;

       - political instability and diplomatic developments that could adversely affect the Fund's investments;

       - less government oversight of foreign stock exchanges, brokers and listed companies;

       - less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

       - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

       - less publicly available information about foreign companies; and

       - negative effect on the value of the Fund's investments due to fluctuations in the exchange rates between the U.S. and foreign companies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes to interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
                           TEMPORARY DEFENSIVE POSITIONS

   In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to the Global Opportunities Fund, such investments may include those of foreign governments and companies). In addition, each Fund, other than the Money Market Fund, may hold equity securities which in the Adviser's or Specialist Manager's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.
                           PORTFOLIO TURNOVER

   While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER

                                  THE MANAGER
   USAllianz Advisers, LLC serves as the Manager for Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund. The Manager has signed portfolio management agreements with various Specialist Managers for portfolio management functions for certain Funds. The Manager compensates the Specialist Managers for its services as provided in the portfolio management agreement.

   The Manager's address is 1750 Hennepin Avenue, Minneapolis, Minnesota 55403.

   THE SPECIALIST MANAGERS


    FUNDS:                               COMSTOCK AND GROWTH AND INCOME

    SPECIALIST MANAGER:                  Van Kampen Asset Management Inc. ("VKAM"), is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen").
                                         Van Kampen's assets under management or supervision as of
                                         March 31, 2001 were more than $81 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean
                                         Witter & Co. VKAM's address is 1 Parkview Plaza, P.O. Box
                                         5555, Oakbrook Terrace, Illinois 60181-5555.

    FUNDS:                               AGGRESSIVE GROWTH AND CAPITAL GROWTH

    SPECIALIST MANAGER:                  Van Kampen Investment Advisory Corp. ("VKIAC"), is a wholly owned subsidiary of Van Kampen, described above. VKIAC's
                                         address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook
                                         Terrace, Illinois 60181-5555.

    FUNDS:                               STRATEGIC GROWTH AND AMERICAN GROWTH

    SPECIALIST MANAGER:                  Fred Alger Management Inc. ("Alger") is a wholly owned
                                         subsidiary of Alger Associates, Inc., a financial services holding company. Its address is One World Trade Center,
                                         Suite 9333, New York, New York 10048. As of December 31,
                                         2000, Alger had approximately $18.4 billion under management for its institutional and individual clients.

   DUTIES OF THE MANAGER AND SPECIALIST MANAGERS

   Within the scope of an investment program approved by the Board of Trustees, the Manager advises the Fund on its investment policies and the Specialist Manager determines which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers.

   The Manager is paid a fee as set forth below, by the Fund for its services, which includes any fee paid to the Specialist Manager.

   Each Fund and the Manager, under an application pending with the Securities and Exchange Commission ("SEC"), may enter into and materially amend agreements with Specialist Managers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
     - hire one or more Specialist Managers;
     - change Specialist Managers; and
     - reallocate management fees between itself and Specialist Managers.

   The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Specialist Managers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
     - its shareholders; or
     - in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated specialist manager without that agreement, including the compensation to be paid under it, being similarly approved.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER
                                   CONTINUED

                                  THE ADVISER

   Allianz of America, Inc. (the "Adviser" or "AZOA"), located at 55 Greens Farms Road, Westport, Connecticut 00881-5160, is the adviser for Global Opportunities Fund, Growth Fund, Diversified Assets Fund, Fixed Income Fund and Money Market Fund ("AZOA Funds"). With respect to the other Funds, USAllianz Advisers is the Manager. The Adviser, a registered investment adviser, was established in 1976 and as of March 31, 2001 managed approximately $23 billion in fixed income, equity, private equity and real estate investments. Each of the Adviser and the Manager is a subsidiary of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. In North America, Allianz AG owns and operates Fireman's Fund Insurance Company, Allianz Life Insurance Company of North America, Jefferson Insurance Company, Allianz Insurance Company, Allianz Canada, and Allianz Mexico. Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the investment programs of the AZOA Funds.

   For these advisory services, each Fund paid the Manager or Adviser a fee at the annual rate shown below:

                                                                    PERCENTAGE OF AVERAGE
                                                                         NET ASSETS
                                                                      AS OF 12/31/2000
                                                                    ---------------------
      Aggressive Growth Fund                                                0.00%*
      Strategic Growth Fund                                                 0.00%*
      Global Opportunities Fund                                             0.00%**
      Capital Growth Fund                                                   0.00%*
      Growth Fund                                                           0.00%**
      American Growth Fund                                                  0.00%*
      Comstock Fund                                                         0.00%*
      Growth and Income Fund                                                0.00%*
      Diversified Assets Fund                                               0.00%**
      Fixed Income Fund                                                     0.00%**
      Money Market Fund                                                     0.00%**

   * The Fund had not commenced operations by 12/31/00. The Manager may voluntarily waive all or a portion of its advisory fee and/or reimburse expenses incurred by the Funds. Such waiver and/or reimbursements may be discontinued at any time. The fees representing contractual annual amounts payable as a percentage of the Fund's average net assets to the Manager which include amounts payable to the Specialist Manager are 0.85% for the American Growth Fund; and 0.95% for the Strategic Growth Fund; and as follows:

                                                    AVERAGE NET ASSETS IN MILLIONS (M)
                                  -----------------------------------------------------------------------
                                                                                               $500M AND
FUND                              UP TO $100M      $100M TO $250M         $250M TO $500M          MORE
----                              -----------    -------------------    -------------------    ----------
         Capital Growth Fund          0.85%              0.80%                 0.775%             0.75%
         Growth and Income
           Fund                      0.775%              0.75%                 0.725%            0.675%
         Comstock Fund               0.775%              0.75%                 0.725%            0.675%
         Aggressive Growth
           Fund                       0.90%              0.85%                 0.825%             0.80%

   ** The Adviser voluntarily waived all of its advisory fees paid in 2000;
      contractual fees (without waivers) are: .75% for the Growth Fund, .95% for Global Opportunities Fund, .50% for the Fixed Income Fund, .35% for the Money Market Fund and .55% for the Diversified Assets Fund.

                       PORTFOLIO MANAGERS OF THE ADVISER

   The Adviser has several portfolio managers committed to the day-to-day management of the AZOA Funds. Each portfolio manager uses a team approach to the investment management of the AZOA Funds except for the Money Market Fund, and relies on analysis, research and other information furnished by the team's experienced investment professionals.

   Fixed Income Investments: Gary Brown is responsible for the team of highly trained investment professionals who manage the assets of the Fixed Income Fund. He also leads the team responsible for the fixed income investments of the Diversified Assets Fund and for the Money Market Fund. He is Senior Managing Director, Fixed Income of the Adviser and has twenty-six years of investment experience. Mr. Brown is currently responsible for directing the

  FUND MANAGEMENT

                       PORTFOLIO MANAGERS OF THE ADVISER
                                   CONTINUED

   management of the Adviser's fixed income investments. He has been with the Adviser since 1991, after serving as Managing Director at CIGNA Investments from 1986 to 1991, with responsibility for CIGNA's public taxable and tax-exempt bond portfolios, as well as four fixed income mutual funds and institutional client portfolios. His investment experience has covered all fixed income securities, including governments, corporates, mortgages, high yield, convertibles and various derivative products. Mr. Brown was a Vice President with CIGNA from 1982 to 1986, managing public and private fixed income investments for the insurance company portfolios, responsible for asset and liability management and CIGNA's convertible securities portfolio. Prior to joining CIGNA, he managed public bond and private placement investments for INA Capital Advisors, Inc from 1979 to 1982, and was an investment analyst with The Penn Mutual Life Insurance Company from 1975 to 1979. Mr. Brown received a B.S. and an M.B.A. from Drexel University.

   Capital Investments: Ronald M. Clark, Senior Managing Director, leads the team of highly trained investment professionals responsible for the day-to-day management of the Growth Fund and the Global Opportunities Fund and for the capital investments of the Diversified Assets Fund. Mr. Clark is also responsible for directing the management of all capital investments of the Adviser and has twenty-nine years of investment experience. He began his career in 1972 at Mutual of New York as an investment analyst, and shortly thereafter joined its subsidiary, North American Life and Casualty, which was later renamed Allianz Life Insurance Company of North America, where he was Chief Investment Officer from 1973 to 1980. Since 1980, Mr. Clark has been with the Adviser. In addition to capital investments, his responsibilities include membership on the Investment Policy Committee of Allianz worldwide and the Finance Committee of the Adviser. In addition, he provides senior level oversight of real estate investments and holding company corporate finance activities. He is a graduate of the University of Wisconsin, with an undergraduate degree in Industrial Engineering, and masters in Finance and Real Estate.

   The Statement of Additional Information (SAI) has more detailed information about the Adviser and other service providers.

                       THE ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services Limited Partnership serves as the distributor of the Funds' shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

  SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES
   ----------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding shares
   of the Fund:

              NAV =
    Total Assets - Liabilities
       --------------------
         Number of Shares
           Outstanding

   ----------------------------
Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.
The securities (other than short-term debt securities) of the Funds, except the Money Market Fund, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.
After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, the foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

   MONEY MARKET FUND

   The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

                       PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

   The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

  SHAREHOLDER INFORMATION

                       PURCHASE AND REDEMPTION OF SHARES
                                   CONTINUED

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

                           DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Each Fund pays a 12b-1 fee of up to 0.25% of its average daily net assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the Aggressive Growth Fund, Strategic Growth Fund, Global Opportunities Fund, Capital Growth Fund, Growth Fund, American Growth Fund and Comstock Fund are usually paid semi-annually. Income dividends on the Growth and Income Fund are usually paid quarterly. Income dividends on the Money Market Fund, Diversified Assets Fund and Fixed Income Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

   Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

  FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the financial performance of the Growth Fund, Global Opportunities Fund, Fixed Income Fund, Money Market Fund and Diversified Assets Fund for the past two years, or if shorter the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request. No information is presented for the Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund or Growth and Income Fund because these Funds' operations had not yet commenced during the periods presented.

                                                                                                        GLOBAL
                                                                    GROWTH FUND                   OPPORTUNITIES FUND
                                                      ----------------------------------------   --------------------
                                                         YEAR ENDED           PERIOD ENDED            YEAR ENDED
                                                      DECEMBER 31, 2000   DECEMBER 31, 1999(a)   DECEMBER 31, 2000(b)
                                                      -----------------   --------------------   --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.85              $ 10.00                $ 10.00
    -----------------------------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income (loss)                            0.02                   --                  (0.02)
      Net realized and unrealized gain (loss) on
        investments                                          (1.13)                0.85                  (1.48)
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Operations                     (1.11)                0.85                  (1.50)
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                  (0.02)                  --*                    --
      Net realized gains                                     (0.17)                  --                     --
      In excess of net realized gains                        (0.07)                  --                     --
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders                  (0.26)                  --                     --
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  9.48              $ 10.85                $  8.50
    -----------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------
    Total Return(c)                                         (10.28%)               8.52%**              (15.00%)**

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                        $11,220              $11,214                $ 8,594
    Net investment income (loss) before waivers/
      reimbursements                                         (0.86%)              (2.89%)***             (1.28%)***
    Net investment income net of
      waivers/ reimbursements                                 0.22%                0.12%***              (0.17%)***
    Expenses before waivers/ reimbursements                   1.99%                3.90%***               2.62%***

    Expenses net of waivers/reimbursements                    0.90%                0.90%***               1.51%***
    Portfolio turnover rate                                  58.91%                5.27%                 99.83%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

    (b) From commencement of operations on February 1, 2000 to December 31,
        2000.

    (c) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

     * Distributions from net investment income were less than one cent per share.

    ** Total return for periods less than one year is not annualized.

    *** Annualized.

  FINANCIAL HIGHLIGHTS

                                                           FIXED INCOME FUND        MONEY MARKET FUND     DIVERSIFIED ASSETS FUND
                                                      ---------------------------   -----------------   ---------------------------
                                                       YEAR ENDED    PERIOD ENDED      YEAR ENDED        YEAR ENDED    PERIOD ENDED
                                                      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                          2000         1999(a)           2000(b)            2000         1999(a)
                                                      ------------   ------------   -----------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                $  9.74         $10.00           $ 1,000          $ 10.23        $ 10.00
    -------------------------------------------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income                                0.61           0.08             0.051             0.42           0.05
      Net realized and unrealized gain/(loss) on
        investments                                        0.49          (0.26)               --            (0.06)          0.23
    -------------------------------------------------------------------------------------------------------------------------------
        Total from Investment Operations                   1.10          (0.18)            0.051             0.36           0.28
    -------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                               (0.61)         (0.08)           (0.051)           (0.42)         (0.05)
      Net realized gains                                     --             --                --            (0.11)            --
    -------------------------------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders               (0.61)         (0.08)           (0.051)           (0.53)         (0.05)
    -------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $ 10.23         $ 9.74           $ 1,000          $ 10.06        $ 10.23
    -------------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------------
    Total Return(c)                                       11.71%         (1.79%)*           5.21%*           3.51%          2.81%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                     $12,735         $9,908           $22,258          $12,936        $10,371
    Net investment income before
      waivers/reimbursements                               5.16%          2.69%**           5.01%**          3.39%          0.75%**
    Net investment income net of
      waivers/reimbursements                               6.17%          5.71%**           5.62%**          4.17%          3.56%**
    Expenses before waivers/reimbursements                 1.76%          3.77%**           1.51%**          1.79%          3.80%**
    Expenses net of waivers/reimbursements                 0.75%          0.75%**           0.90%**          1.00%          1.00%**
    Portfolio turnover                                   120.64%         55.81%               --            72.26%         52.17%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

   (b) From commencement of operations on February 1, 2000 to December 31, 2000.

   (c) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

    * Total return for periods less than one year is not annualized.

    ** Annualized.

This Prospectus is intended for use only when accompanied or preceded by a separate account prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        USALLIANZ VIP FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-877-833-7113
                        E-MAIL:
                        invest.serv@usallianzvipfunds.com
                        INTERNET:
                        http://www.usallianzvipfunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

Investment Company Act file no. 811-9491.

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance policy.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance contracts that invest in the Funds.
                          USALLIANZ VARIABLE INSURANCE
                                 PRODUCTS TRUST

                             AGGRESSIVE GROWTH FUND
                             STRATEGIC GROWTH FUND
                           GLOBAL OPPORTUNITIES FUND
                              CAPITAL GROWTH FUND
                                  GROWTH FUND
                              AMERICAN GROWTH FUND
                                 COMSTOCK FUND
                             GROWTH AND INCOME FUND
                            DIVERSIFIED ASSETS FUND
                               FIXED INCOME FUND
                                   PROSPECTUS
                                  MAY 1, 2001

                                   USALLIANZ
                         ADVISERS, LLC (THE "MANAGER")

                            ALLIANZ OF AMERICA, INC.
                                (THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                              TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY; INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                                                      STRATEGIES AND RELATED RISKS

                                            [ICON]
Carefully review this important                       OVERVIEW....................................................        3
section, which summarizes each                        Aggressive Growth Fund......................................      4-5
Fund's
investments, strategies and risks.                    Strategic Growth Fund.......................................      6-7
                                                      Global Opportunities Fund...................................      8-9
                                                      Capital Growth Fund.........................................    10-11
                                                      Growth Fund.................................................    12-13
                                                      American Growth Fund........................................       14
                                                      Comstock Fund...............................................    15-16
                                                      Growth and Income Fund......................................    17-18
                                                      Diversified Assets Fund.....................................    19-21
                                                      Fixed Income Fund...........................................    22-24
                                                      MORE ABOUT THE FUNDS........................................       26
                                                      Temporary Defensive Positions...............................       26
                                                      Portfolio Turnover..........................................       26

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                    The Manager.................................................       27
the
people and organizations who                          The Adviser.................................................       28
oversee
the Funds.                                            Portfolio Managers of the Adviser...........................       28
                                                      The Administrator and Distributor...........................       29

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                    Pricing of Fund Shares......................................       30
how
shares are valued, how to                             Purchase and Redemption of Shares...........................       30
purchase,
sell and exchange shares, related                     Distribution (12b-1) Fees...................................       31
charges and payments of dividends                     Dividends, Distributions and Taxes..........................       31
and distributions.

                                                      FINANCIAL HIGHLIGHTS

                                            [ICON]
Review this section for details on                    Financial Highlights........................................       32
selected financial highlights of
the Funds.

                                                      BACK COVER

                                            [ICON]
                                                      Where to Learn More About USAllianz VIP Funds

                   [LOGO]
  OVERVIEW                                            USALLIANZ VIP FUNDS

   The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers eleven separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). Of these, six are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained independent money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. The Manager selected each Specialist Manager based on the Specialist Manager's experience with the investment strategy for which it was selected. Each of the remaining five Funds has Allianz of America, Inc (the "Adviser" or "AZOA") as its investment adviser*. Set forth below are the Funds and the corresponding Specialist Manager and Adviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

                              FUND                                             SPECIALIST MANAGER/ADVISER
    ------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund and Comstock Fund                     Van Kampen Asset Management Inc.

    ------------------------------------------------------------------------------------------------------------------
     Aggressive Growth Fund and Capital Growth Fund               Van Kampen Investment Advisory Corp.
    ------------------------------------------------------------------------------------------------------------------
     Strategic Growth Fund and American Growth Fund               Fred Alger Management, Inc.
    ------------------------------------------------------------------------------------------------------------------
     Global Opportunities Fund, Growth Fund, Diversified          AZOA
     Assets Fund, Fixed Income Fund and Money Market Fund*
    ------------------------------------------------------------------------------------------------------------------

   Other Funds may be added or deleted from USAllianz VIP Funds from time to time.

   The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

   * The Money Market Fund is not offered in this Prospectus.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is capital growth. This
    PRINCIPAL INVESTMENT STRATEGIES       objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Specialist Manager believes have an above-average potential for capital growth. In selecting
                                          securities for investment, the Fund focuses primarily on equity securities of small- and medium-sized companies, although the
                                          Fund may invest its assets in securities of larger-sized
                                          companies that the Specialist Manager believes have an
                                          above-average potential for capital growth. Under current market conditions, the Fund's Specialist Manager generally defines small- and medium-sized companies by reference to those
                                          companies within or below the capitalization range of companies represented in the Standard & Poor's MidCap 400 Index (which consists of companies in the capitalization range of
                                          approximately $88 million to $8.7 billion as of March 30, 2001).
                                          The Fund's primary approach is to seek what the Fund's
                                          Specialist Manager believes to be attractive growth
                                          opportunities on an individual company basis. The Fund's
                                          Specialist Manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the
                                          Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Fund does not limit its investments to any single group or type of security.
                                          The Fund may invest in securities involving special
                                          circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged
                                          buyouts. The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign trading
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from the direct investment in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an aggressive growth component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and
                                              mid-cap growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term capital
    PRINCIPAL INVESTMENT STRATEGIES       appreciation. This objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the
                                          Fund normally invests at least 65% of its total assets in equity securities of all capitalizations, such as common or preferred stocks, which are listed on U.S. exchanges or in the
                                          over-the-counter market. The Fund invests primarily in "growth"
                                          stocks. The Fund's Specialist Manager believes that these
                                          companies tend to fall into one of two categories:

                                          -   High Unit Volume Growth: Vital, creative companies which
                                              offer goods or services to a rapidly expanding marketplace.
                                              They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an
                                              increased demand for an existing line.
                                          -   Positive Life Cycle Change: Companies experiencing a major change which is expected to produce advantageous results.
                                              These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

                                          The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Specialist
                                          Manager will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND
                           CONTINUED

                                          -   Leverage: The Fund is subject to the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may
                                              actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a leveraged or strategic growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investments using
                                              leveraging strategies

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance is not yet
                                          available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GLOBAL OPPORTUNITIES FUND

                                          The Fund's investment objective is long-term growth of capital,
    INVESTMENT OBJECTIVE AND              which may not be changed without shareholder approval. In
    PRINCIPAL INVESTMENT STRATEGIES       pursuit of its objective, the Fund normally invests at least 80%
                                          of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers.

                                          Although the Fund invests primarily in larger capitalization companies, the Fund is not limited to such investments and will consider investing in securities of companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases. Similarly, while companies whose
                                          principal trading markets are developed or industrialized
                                          countries are likely to be the Fund's principal investments, the
                                          Fund is not limited to such investments and will consider
                                          investing in securities of companies trading in emerging or developing markets. The Fund may invest more than 25% of its total assets in a single country.
                                          The Adviser uses its own research, as well as input from its affiliates around the world and other third parties to identify attractive companies meeting the above sector descriptions. The
                                          Adviser then uses a fundamental "bottom-up" approach to
                                          selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the MSCI World
                                          Equity Index. The Fund may be overweighted or underweighted in a particular sector or country relative to the MSCI World Equity
                                          Index based upon the Adviser's judgment as to the relative prospects for investments in particular sectors and countries.
                                          The Adviser will consider selling securities when the securities no longer meet the Adviser's criteria for purchase or when alternative investments become more attractive.
                                          The Adviser does not intend to invest in markets where property rights are not defined and supported by adequate legal
                                          infrastructure. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying security positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed-income securities.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation
                                              issues.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GLOBAL OPPORTUNITIES FUND
                           CONTINUED

                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations often making such
                                              investments less liquid and more volatile.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a global growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign
                                              stocks

                                         This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund has less than one full calendar year of performance;
                                          therefore, total return information is not meaningful.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND


                                          The Fund's investment objective is to seek capital growth. This objective may be changed by the Trustees without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity
                                          securities. The Fund's primary approach is to seek what the
                                          Fund's Specialist Manager believes to be unusually attractive growth investments on an individual company basis based on a
    INVESTMENT OBJECTIVE AND              combination of positive future business fundamentals and
    PRINCIPAL INVESTMENT STRATEGIES       attractive current valuations. By the Specialist Manager's definition, a growth company with positive future business fundamentals has at least one of the following traits:
                                          consistent earnings growth; accelerating earnings growth; better than expected business fundamentals; or an underlying change in a company, industry or regulatory environment. The Fund may invest in cyclical industries when the Fund's Specialist Manager believes such industries are in or are entering into a growth cycle and have above-average potential for capital growth. The
                                          Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.

                                          The Fund does not limit its investments to any single group or type of security. The Fund may invest in unseasoned issuers and in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and
                                          techniques, limited or cyclical product lines, markets or
                                          resources, or unusual developments, such as mergers,
                                          liquidations, bankruptcies or leveraged buyouts. The Fund may invest up to 25% of its total assets in securities of foreign issuers.

                                          The Fund generally sells securities when the Fund's Specialist
                                          Manager's assessments of the capital growth potential of such securities materially changes. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the
                                          relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment.

                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND
                           CONTINUED

                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from direct investments in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term growth of capital,
    PRINCIPAL INVESTMENT STRATEGIES       which may not be changed without shareholder approval. In
                                          pursuit of its objective, the Fund normally invests at least 80%
                                          of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of U.S.
                                          issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the Fund invests primarily in equity securities of larger
                                          capitalization companies, the Fund is not limited to such
                                          investments and will consider investing in securities of
                                          companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases.

                                          The Adviser uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include
                                          analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the Standard and Poor's 500
                                          Composite Stock Price Index (the "S&P 500(R) Index"). The
                                          Adviser will consider selling those securities when it
                                          determines that such securities would no longer meet its
                                          criteria for purchase or when alternative investments become more attractive.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short term or investing emergency reserves
                                          -   Looking primarily for regular income

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Growth Fund has
   performed during its first
   full calendar year. The table
   below it compares the Fund's
   performance over time to that
   of the S&P 500(R), a widely
   recognized, unmanaged index of
   common stocks. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.

                                        PERFORMANCE BAR CHART AND TABLE

                                        CALENDAR-YEAR TOTAL RETURNS --

2000                                                                            -10.28

                                          Best quarter:        6.45%     Q1  '00
                                          Worst quarter:    -10.20%      Q3  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 GROWTH FUND                                   November 9, 1999        -10.28%         -2.31 %
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%         -2.47 %
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AMERICAN GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term capital
    PRINCIPAL INVESTMENT STRATEGIES       appreciation. This objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of larger capitalization companies (including American Depository Receipts ("ADRs"),
                                          American Depository Shares ("ADS") and U.S.
                                          dollar-denominated securities of foreign issuers). The Fund considers a large company to have a market capitalization of at least $10 billion. The Fund may invest up to 20% of its total assets in foreign securities (not including ADRs,
                                          ADSs, or U.S. dollar-denominated securities of foreign
                                          issuers).

                                          The Specialist Manager will consider selling those
                                          securities when it determines that such securities would no longer meet its criteria for purchase or when alternative
                                          investments become more attractive.

                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the
                                          following general risks:
                                          - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                            market and economic conditions. Stock prices may decline
                                            over short or even extended periods. Stocks are more
                                            volatile and riskier than some other forms of investment,
                                            such as short-term, high-grade fixed income securities.
                                          - Selection Risk: Selection risk is the chance that poor
                                          security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          - Growth Stocks: Growth stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other
                                            types of investments in the overall stock market.
                                          - Foreign Risks: Because the Fund may own securities of
                                          foreign issuers, it may be subject to risks not usually
                                            associated with owning securities of U.S. issuers. These
                                            risks can include fluctuations in foreign currencies,
                                            foreign currency exchange controls, political and economic instability, differences in financial reporting,
                                            differences in securities regulation and trading and
                                            foreign taxation issues.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          - Investing for long-term goals, such as retirement
                                          - Seeking to add a large capitalization growth component to your portfolio

                                          This Fund will not be appropriate for someone:
                                          - Seeking safety of principal
                                          - Investing for the short-term or investing emergency
                                            reserves
                                          - Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to seek capital growth and
    PRINCIPAL INVESTMENT STRATEGIES       income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This
                                          objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income. The Fund emphasizes a "value" style of investing in seeking
                                          well-established, undervalued companies. The Fund's Specialist
                                          Manager generally seeks to identify companies that are
                                          undervalued and have identifiable factors that might lead to improved valuation. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large- capitalization companies. The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist
                                          Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a value stock component to your portfolio

                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND

    INVESTMENT OBJECTIVE AND              The Fund's investment objective is income and long-term growth
    PRINCIPAL INVESTMENT STRATEGIES       of capital. This objective may be changed by the Trustees
                                          without shareholder approval.

                                          The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated
                                          "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by
                                          Moody's Investors Services, Inc. ("Moody's").

                                          In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Specialist Manager may focus on larger
                                          capitalization companies which it believes possess
                                          characteristics for improved valuation. The Fund's Specialist
                                          Manager looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in
                                          securities of small- or medium-sized companies.

                                          The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an
                                          individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

                                          The Fund may invest up to 25% of it total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND
                           CONTINUED

                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking income and growth of capital
                                          -   Pursuing a balanced approach to investments in both growth-
                                              and income-producing securities
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND


     INVESTMENT OBJECTIVE AND             The Fund's investment objective is total return consistent with
     PRINCIPAL INVESTMENT STRATEGIES      reduction of long-term volatility, which may not be changed without shareholder approval.
                                          The Fund normally invests approximately 65% of its total assets in fixed income securities (which include investment grade corporate bonds and U.S. Government securities), 25% in equity securities and 10% in money market securities. Generally, the mix may vary within ranges of 50-70% for fixed income
                                          securities, 20-40% for stocks and 5-15% for money market
                                          securities.

                                          The Adviser uses a portfolio management team approach. In making asset allocation decisions, the portfolio management team
                                          evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The team then examines the potential effect of these factors on each asset group over a
                                          one-to-three-year time period and compares its risk analysis to a weighted index of 65% of the Lehman Brothers Intermediate
                                          Government/Credit Bond Index, 25% of the S&P 500(R) Index, and
                                          10% of the 90-day Treasury Bill. The team then selects
                                          securities based on a "bottom-up" analysis in accordance with the following criteria:
                                          -   Bonds. The Fund invests in fixed income securities including
                                              (1) government and corporate bonds, (2) mortgage-backed
                                              securities (including stripped mortgage-backed securities)
                                              and (3) asset-backed securities. The Fund invests primarily in bonds rated within the four highest long-term or two
                                              highest short-term rating categories or comparable quality unrated securities. The Fund may invest up to 20% of its
                                              total assets in high yield debt securities. Under normal
                                              conditions, the Fund intends to hold debt securities (other than money market securities) with maturities between 1 and
                                              10 years. However, securities with any maturity are eligible for purchase. The Adviser begins the portfolio management
                                              process by reviewing current economic activity and
                                              forecasting how it may change in the future. The Adviser
                                              uses this forecast to allocate the Fund's assets across
                                              different market sectors and maturities based on its view of the relative value of each sector or maturity.
                                          -   Stocks. The Fund invests in common stocks, preferred stocks and convertible securities. The Fund may invest in both U.S.
                                              issuers and foreign issuers whose securities are U.S. dollar denominated and traded on a U.S. security market, and
                                              invests primarily in equity securities of larger
                                              capitalization companies. The Adviser uses a "bottom-up"
                                              approach to selecting securities for investment. Factors
                                              considered may include analysis of an issuer's financial
                                              condition, industry position, management, growth prospects, earnings estimates and other general economic and market
                                              conditions. Based upon the analysis of such factors, the
                                              Adviser selects those securities which, in its judgment,
                                              will outperform the average for the companies included in
                                              the S&P 500(R) Index.
                                          -   Money Market Instruments. The Fund will invest in
                                              high-quality, U.S. dollar-denominated short-term
                                              obligations, including commercial paper, asset-backed
                                              securities, obligations of financial institutions and other high-quality money market instruments issued by U.S. and
                                              foreign issuers. These securities will be rated in one of
                                              the two highest short-term rating categories of at least two rating agencies or will be unrated securities of comparable quality.

                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.
                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          - Investing for long-term goals, such as retirement
                                          - Seeking regular monthly income
                                          - Pursuing a balanced approach to investments in both
                                          growth- and income-producing securities

                                          This Fund will not be appropriate for someone:
                                          - Pursuing an aggressive high growth investment strategy
                                          - Seeking a stable share price
                                          - Investing emergency reserves

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Diversified
   Assets Fund has performed
   during its first full calendar
   year. The table below it
   compares the Fund's
   performance over time to that
   of the Diversified Assets
   Index, a blended index
   representing S&P 500(R) (25%),
   Lehman Intermediate
   Gov't/Credit Bond Index (65%),
   and U.S. Treasury 90 day
   T-Bill (10%). The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         YEAR-BY-YEAR TOTAL RETURNS --

2000                                                                             3.51

                                          Best quarter:       2.57%      Q1  '00
                                          Worst quarter:     -0.27%      Q4  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 DIVERSIFIED ASSETS FUND                       November 9, 1999          3.51%           5.58%
                                              -------------------------------------------------
 DIVERSIFIED ASSETS INDEX                      November 9, 1999          4.84%           5.49%
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%          -2.47%
                                              -------------------------------------------------
 LEHMAN INTERMEDIATE GOV'T/CREDIT BOND INDEX   November 9, 1999         10.10%           8.19%
                                              -------------------------------------------------
 U.S. TREASURY 90 DAY T-BILL                   November 9, 1999          6.21%           6.07%
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to maximize total return
    PRINCIPAL INVESTMENT STRATEGIES       with secondary emphasis on income, which may not be changed without shareholder approval.

                                          In pursuit of its objective, the Fund normally invests at
                                          least 80% of its total assets in fixed income securities
                                          rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the Adviser to be of comparable quality. Fixed income
                                          securities include U.S. Government securities, corporate
                                          debt securities, U.S. dollar denominated securities of
                                          foreign issuers (including corporate debt securities,
                                          certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or
                                          their subdivisions, agencies and instrumentalities,
                                          international agencies and supranational entities), zero
                                          coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped
                                          mortgage-backed securities) and taxable and tax-exempt
                                          municipal securities.

                                          The Fund also may invest up to 20% of its total assets in
                                          high yield securities (debt securities determined by a
                                          primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by
                                          Standard & Poor's or Baa by Moody's Investor Services, Inc.
                                          or, if unrated, which are deemed of comparable quality by
                                          the Adviser).

                                          The Adviser begins the portfolio management process by
                                          reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of
                                          each sector or maturity. The Adviser analyzes the risk
                                          profile of the Fund's benchmark, the Lehman Brothers
                                          Government/Credit Bond Index, then adjusts the portfolio's risk relative to the benchmark to enhance long-term returns.
                                          Specific securities are included in the portfolio based on a fundamental analysis of the securities' cash flow, risk
                                          and/or credit fundamentals.

                                          Under normal conditions, the Fund intends to hold securities
                                          (other than money market securities) with maturities
                                          primarily between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted according to the
                                          Fund's holdings. However, securities with any maturity are eligible for purchase. The Adviser may sell a security if
                                          its fundamental qualities deteriorate or to take advantage of more attractive investment opportunities.
                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: Market risk means that the bond market in
                                              general fluctuates, which may affect the performance of any individual fixed income security.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.
                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.

    ADDITIONAL RISKS                      -   Asset-backed securities involve the risk that such
                                              securities may not have the benefit of a complete security interest in the related collateral.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Seeking to add a monthly income component to your portfolio
                                          -   Willing to accept the risks of price and income fluctuations
                                          -   Wanting to add diversification to a portfolio invested
                                              primarily in stocks

                                          This Fund will not be appropriate for someone:
                                          -   Investing emergency reserves
                                          -   Seeking a stable share price

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Fixed Income
   Fund has performed during its
   first full calendar year. The
   table below it compares the
   Fund's performance over time
   to that of the Lehman Brothers
   Government/Credit Bond Index,
   a widely recognized, unmanaged
   index generally representative
   of intermediate government and
   corporate bonds. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary fee
   reductions. Without voluntary
   fee reductions, the Fund's
   performance would have been
   lower. The Fund's performance
   does not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         CALENDAR YEAR TOTAL RETURN --

2000                                                                             11.71

                                          Best quarter:    4.31%         Q4  '00
                                          Worst quarter:   1.41%         Q2  '00

                                        AVERAGE ANNUAL TOTAL RETURNS

                                                                         ONE YEAR ENDED       SINCE
                                                     INCEPTION          DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------------
 FIXED INCOME FUND                               November 9, 1999            11.71%           8.43%
                                              -------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX    November 9, 1999            11.84%           9.06%
-----------------------------------------------------------------------------------------------------

  MORE ABOUT THE FUNDS

   Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are different than the principal strategies discussed in this prospectus. More information on the Funds' investment strategies may be found in the Statement of Additional Information (see back cover). Following is a table that indicates an overview of the principal risks which are applicable to the Funds as described above.

                                        AGGRESSIVE STRATEGIC    GLOBAL      CAPITAL   GROWTH
                                          GROWTH    GROWTH   OPPORTUNITIES  GROWTH     FUND
                                           FUND      FUND        FUND        FUND

                                        ------------------------------------------------------

    ------------------------------------------------------------------------------------------
    Market Risk                             X          X          X            X         X
    ------------------------------------------------------------------------------------------
    Selection Risk                          X          X          X            X         X
    ------------------------------------------------------------------------------------------
    Growth Stocks                           X          X          X            X         X
    ------------------------------------------------------------------------------------------
    Value Stocks
    ------------------------------------------------------------------------------------------
    Capitalization Risk                     X          X          X            X         X
    ------------------------------------------------------------------------------------------
    Foreign Risk                            X          X          X            X
    ------------------------------------------------------------------------------------------
    Emerging Market Risk                    X                     X            X
    ------------------------------------------------------------------------------------------
    Interest Rate Risk
    ------------------------------------------------------------------------------------------
    Credit Risk
    ------------------------------------------------------------------------------------------
    Yield Curve/Volatility Risk
    ------------------------------------------------------------------------------------------
    Security Quality Risk
    ------------------------------------------------------------------------------------------
    Prepayment Risk
    ------------------------------------------------------------------------------------------
    Derivatives Risk                        X                                  X
    ------------------------------------------------------------------------------------------
    Leverage Risk                                      X
    ------------------------------------------------------------------------------------------
    Income Risk
    ------------------------------------------------------------------------------------------

                                     AMERICAN  COMSTOCK   GROWTH   DIVERSIFIED   FIXED
                                      GROWTH     FUND       AND      ASSETS     INCOME
                                       FUND               INCOME      FUND       FUND
                                                           FUND
                                     ---------------------------------------------------
    ------------------------------------------------------------------------------------------
    Market Risk                          X         X         X         X           X
    ------------------------------------------------------------------------------------------
    Selection Risk                       X         X         X         X           X
    ------------------------------------------------------------------------------------------
    Growth Stocks                        X                             X
    ------------------------------------------------------------------------------------------
    Value Stocks                                   X         X
    ------------------------------------------------------------------------------------------
    Capitalization Risk                  X         X         X         X
    ------------------------------------------------------------------------------------------
    Foreign Risk                         X         X         X
    ------------------------------------------------------------------------------------------
    Emerging Market Risk                           X         X
    ------------------------------------------------------------------------------------------
    Interest Rate Risk                                       X         X           X
    ------------------------------------------------------------------------------------------
    Credit Risk                                              X         X           X
    ------------------------------------------------------------------------------------------
    Yield Curve/Volatility Risk                                        X           X
    ------------------------------------------------------------------------------------------
    Security Quality Risk                                              X           X
    ------------------------------------------------------------------------------------------
    Prepayment Risk                                                    X           X
    ------------------------------------------------------------------------------------------
    Derivatives Risk                               X         X
    ------------------------------------------------------------------------------------------
    Leverage Risk
    ------------------------------------------------------------------------------------------
    Income Risk                                                                    X
    ------------------------------------------------------------------------------------------

   In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:

   SPECIFIC RISKS OF INVESTING IN THE FUNDS

   Growth Stocks -- The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

  MORE ABOUT THE FUNDS

   Foreign Investment Risk -- As a result of its foreign investments, the Fund may experience more rapid and extreme changes in value than funds that invest solely or primarily in U.S. securities. Investment risks include:

       - lack of, or less stringent, uniform accounting, auditing; and financial reporting standards;

       - changes in currency exchange rates;

       - nationalization, confiscation, difficulties enforcing contracts, or foreign withholding/taxes;

       - political instability and diplomatic developments that could adversely affect the Fund's investments;

       - less government oversight of foreign stock exchanges, brokers and listed companies;

       - less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

       - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

       - less publicly available information about foreign companies; and

       - negative effect on the value of the Fund's investments due to fluctuations in the exchange rates between the U.S. and foreign companies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes to interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
                           TEMPORARY DEFENSIVE POSITIONS

   In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to the Global Opportunities Fund, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Adviser's or Specialist Manager's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.
                           PORTFOLIO TURNOVER

   While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER

                                  THE MANAGER
   USAllianz Advisers, LLC serves as the Manager for Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund. The Manager has signed portfolio management agreements with various Specialist Managers for portfolio management functions for certain Funds. The Manager compensates the Specialist Managers for its services as provided in the portfolio management agreement.

   The Manager's address is 1750 Hennepin Avenue, Minneapolis, Minnesota 55403.

   THE SPECIALIST MANAGERS


    FUNDS:                               COMSTOCK AND GROWTH AND INCOME

    SPECIALIST MANAGER:                  Van Kampen Asset Management Inc. ("VKAM"), is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen").
                                         Van Kampen's assets under management or supervision as of
                                         March 31, 2001 were more than $81 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean
                                         Witter & Co. VKAM's address is 1 Parkview Plaza, P.O. Box
                                         5555, Oakbrook Terrace, Illinois 60181-5555.

    FUNDS:                               AGGRESSIVE GROWTH AND CAPITAL GROWTH

    SPECIALIST MANAGER:                  Van Kampen Investment Advisory Corp. ("VKIAC"), is a wholly owned subsidiary of Van Kampen, described above. VKIAC's
                                         address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook
                                         Terrace, Illinois 60181-5555.

    FUNDS:                               STRATEGIC GROWTH AND AMERICAN GROWTH

    SPECIALIST MANAGER:                  Fred Alger Management Inc. ("Alger") is a wholly owned
                                         subsidiary of Alger Associates, Inc., a financial services holding company. Its address is One World Trade Center,
                                         Suite 9333, New York, New York 10048. As of December 31,
                                         2000, Alger had approximately $18.4 billion under management for its institutional and individual clients.

   DUTIES OF THE MANAGER AND SPECIALIST MANAGERS

   Within the scope of an investment program approved by the Board of Trustees, the Manager advises the Fund on its investment policies and the Specialist Manager determines which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers.

   The Manager is paid a fee as set forth below, by the Fund for its services, which includes any fee paid to the Specialist Manager.

   Each Fund and the Manager, under an application pending with the Securities and Exchange Commission ("SEC"), may enter into and materially amend agreements with Specialist Managers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
     - hire one or more Specialist Managers;
     - change Specialist Managers; and
     - reallocate management fees between itself and Specialist Managers.

   The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Specialist Managers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
     - its shareholders; or
     - in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated specialist manager without that agreement, including the compensation to be paid under it, being similarly approved.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER
                                   CONTINUED

                                  THE ADVISER

   Allianz of America, Inc. (the "Adviser" or "AZOA"), located at 55 Greens Farms Road, Westport, Connecticut 00881-5160, is the adviser for Global Opportunities Fund, Growth Fund, Diversified Assets Fund and Fixed Income Fund ("AZOA Funds"). With respect to the other Funds, USAllianz Advisers is the Manager. The Adviser, a registered investment adviser, was established in 1976 and as of March 31, 2001 managed approximately $23 billion in fixed income, equity, private equity and real estate investments. Each of the Adviser and the Manager is a subsidiary of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. In North America, Allianz AG owns and operates Fireman's Fund Insurance Company, Allianz Life Insurance Company of North America, Jefferson Insurance Company, Allianz Insurance Company, Allianz Canada, and Allianz Mexico. Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the investment programs of the AZOA Funds.

   For these advisory services, each Fund paid the Manager or Adviser a fee at the annual rate shown below:

                                                                    PERCENTAGE OF AVERAGE
                                                                         NET ASSETS
                                                                      AS OF 12/31/2000
                                                                    ---------------------
      Aggressive Growth Fund                                                0.00%*
      Strategic Growth Fund                                                 0.00%*
      Global Opportunities Fund                                             0.00%**
      Capital Growth Fund                                                   0.00%*
      Growth Fund                                                           0.00%**
      American Growth Fund                                                  0.00%*
      Comstock Fund                                                         0.00%*
      Growth and Income Fund                                                0.00%*
      Diversified Assets Fund                                               0.00%**
      Fixed Income Fund                                                     0.00%**

   * The Fund had not commenced operations by 12/31/00. The Manager may voluntarily waive all or a portion of its advisory fee and/or reimburse expenses incurred by the Funds. Such waiver and/or reimbursements may be discontinued at any time. The fees representing contractual annual amounts payable as a percentage of the Fund's average net assets to the Manager which include amounts payable to the Specialist Manager are 0.85% for the American Growth Fund; and 0.95% for the Strategic Growth Fund; and as follows:

                                                    AVERAGE NET ASSETS IN MILLIONS (M)
                                  -----------------------------------------------------------------------
                                                                                               $500M AND
FUND                              UP TO $100M      $100M TO $250M         $250M TO $500M          MORE
----                              -----------    -------------------    -------------------    ----------
         Capital Growth Fund          0.85%              0.80%                 0.775%             0.75%
         Growth and Income
           Fund                      0.775%              0.75%                 0.725%            0.675%
         Comstock Fund               0.775%              0.75%                 0.725%            0.675%
         Aggressive Growth
           Fund                       0.90%              0.85%                 0.825%             0.80%

   ** The Adviser voluntarily waived all of its advisory fees paid in 2000;
      contractual fees (without waivers) are: .75% for the Growth Fund, .95% for Global Opportunities Fund, .50% for the Fixed Income Fund and .55% for the Diversified Assets Fund.

                       PORTFOLIO MANAGERS OF THE ADVISER

   The Adviser has several portfolio managers committed to the day-to-day management of the AZOA Funds. Each portfolio manager uses a team approach to the investment management of the AZOA Funds relies on analysis, research and other information furnished by the team's experienced investment professionals.

   Fixed Income Investments: Gary Brown is responsible for the team of highly trained investment professionals who manage the assets of the Fixed Income Fund. He also leads the team responsible for the fixed income investments of the Diversified Assets Fund and for the Money Market Fund. He is Senior Managing Director, Fixed Income of the Adviser and has twenty-six years of investment experience. Mr. Brown is currently responsible for directing the

  FUND MANAGEMENT

                       PORTFOLIO MANAGERS OF THE ADVISER
                                   CONTINUED

   management of the Adviser's fixed income investments. He has been with the Adviser since 1991, after serving as Managing Director at CIGNA Investments from 1986 to 1991, with responsibility for CIGNA's public taxable and tax-exempt bond portfolios, as well as four fixed income mutual funds and institutional client portfolios. His investment experience has covered all fixed income securities, including governments, corporates, mortgages, high yield, convertibles and various derivative products. Mr. Brown was a Vice President with CIGNA from 1982 to 1986, managing public and private fixed income investments for the insurance company portfolios, responsible for asset and liability management and CIGNA's convertible securities portfolio. Prior to joining CIGNA, he managed public bond and private placement investments for INA Capital Advisors, Inc from 1979 to 1982, and was an investment analyst with The Penn Mutual Life Insurance Company from 1975 to 1979. Mr. Brown received a B.S. and an M.B.A. from Drexel University.

   Capital Investments: Ronald M. Clark, Senior Managing Director, leads the team of highly trained investment professionals responsible for the day-to-day management of the Growth Fund and the Global Opportunities Fund and for the capital investments of the Diversified Assets Fund. Mr. Clark is also responsible for directing the management of all capital investments of the Adviser and has twenty-nine years of investment experience. He began his career in 1972 at Mutual of New York as an investment analyst, and shortly thereafter joined its subsidiary, North American Life and Casualty, which was later renamed Allianz Life Insurance Company of North America, where he was Chief Investment Officer from 1973 to 1980. Since 1980, Mr. Clark has been with the Adviser. In addition to capital investments, his responsibilities include membership on the Investment Policy Committee of Allianz worldwide and the Finance Committee of the Adviser. In addition, he provides senior level oversight of real estate investments and holding company corporate finance activities. He is a graduate of the University of Wisconsin, with an undergraduate degree in Industrial Engineering, and masters in Finance and Real Estate.

   The Statement of Additional Information (SAI) has more detailed information about the Adviser and other service providers.

                         THE ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services Limited Partnership serves as the distributor of the Funds' shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

  SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES
   ----------------------------
   HOW NET ASSET VALUE IS
   CALCULATED

   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding shares
   of the Fund:

              NAV =
    Total Assets - Liabilities
       --------------------
         Number of Shares
           Outstanding

   ----------------------------
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.
The securities (other than short-term debt securities) of the Funds are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.
After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, the foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

   The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

  SHAREHOLDER INFORMATION

                       PURCHASE AND REDEMPTION OF SHARES
                                   CONTINUED

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

                           DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Each Fund pays a 12b-1 fee of up to 0.25% of its average daily net assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the Aggressive Growth Fund, Strategic Growth Fund, Global Opportunities Fund, Capital Growth Fund, Growth Fund, American Growth Fund and Comstock Fund are usually paid semi-annually. Income dividends on the Growth and Income Fund are usually paid quarterly. Income dividends on the Diversified Assets Fund and Fixed Income Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

   Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

  FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the financial performance of the Growth Fund, Global Opportunities Fund, Fixed Income Fund and Diversified Assets Fund for the past two years, or if shorter the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request. No information is presented for the Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund or Growth and Income Fund because these Funds' operations had not yet commenced during the periods presented.

                                                                                                        GLOBAL
                                                                    GROWTH FUND                   OPPORTUNITIES FUND
                                                      ----------------------------------------   --------------------
                                                         YEAR ENDED           PERIOD ENDED            YEAR ENDED
                                                      DECEMBER 31, 2000   DECEMBER 31, 1999(a)   DECEMBER 31, 2000(b)
                                                      -----------------   --------------------   --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.85              $ 10.00                $ 10.00
    -----------------------------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income (loss)                            0.02                   --                  (0.02)
      Net realized and unrealized gain (loss) on
        investments                                          (1.13)                0.85                  (1.48)
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Operations                     (1.11)                0.85                  (1.50)
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                  (0.02)                  --*                    --
      Net realized gains                                     (0.17)                  --                     --
      In excess of net realized gains                        (0.07)                  --                     --
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders                  (0.26)                  --                     --
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  9.48              $ 10.85                $  8.50
    -----------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------
    Total Return(c)                                         (10.28%)               8.52%**              (15.00%)**

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                        $11,220              $11,214                $ 8,594
    Net investment income (loss) before waivers/
      reimbursements                                         (0.86%)              (2.89%)***             (1.28%)***
    Net investment income net of
      waivers/ reimbursements                                 0.22%                0.12%***              (0.17%)***
    Expenses before waivers/ reimbursements                   1.99%                3.90%***               2.62%***

    Expenses net of waivers/reimbursements                    0.90%                0.90%***               1.51%***
    Portfolio turnover rate                                  58.91%                5.27%                 99.83%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

    (b) From commencement of operations on February 1, 2000 to December 31,
        2000.

    (c) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

     * Distributions from net investment income were less than one cent per share.

    ** Total return for periods less than one year is not annualized.

    *** Annualized.

  FINANCIAL HIGHLIGHTS

                                                           FIXED INCOME FUND          DIVERSIFIED ASSETS FUND
                                                      ---------------------------   ---------------------------
                                                       YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          2000         1999(a)          2000         1999(a)
                                                      ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                $  9.74         $10.00        $ 10.23        $ 10.00
    -----------------------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income                                0.61           0.08           0.42           0.05
      Net realized and unrealized gain/(loss) on
        investments                                        0.49          (0.26)         (0.06)          0.23
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Operations                   1.10          (0.18)          0.36           0.28
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                               (0.61)         (0.08)         (0.42)         (0.05)
      Net realized gains                                     --             --          (0.11)            --
    -----------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders               (0.61)         (0.08)         (0.53)         (0.05)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $ 10.23         $ 9.74        $ 10.06        $ 10.23
    -----------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------
    Total Return(b)                                       11.71%         (1.79%)*        3.51%          2.81%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                     $12,735         $9,908        $12,936        $10,371
    Net investment income before
      waivers/reimbursements                               5.16%          2.69%**        3.39%          0.75%**
    Net investment income net of
      waivers/reimbursements                               6.17%          5.71%**        4.17%          3.56%**
    Expenses before waivers/reimbursements                 1.76%          3.77%**        1.79%          3.80%**
    Expenses net of waivers/reimbursements                 0.75%          0.75%**        1.00%          1.00%**
    Portfolio turnover                                   120.64%         55.81%         72.26%         52.17%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

   (b) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

    * Total return for periods less than one year is not annualized.

    ** Annualized.

This Prospectus is intended for use only when accompanied or preceded by a separate account prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        USALLIANZ VIP FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-877-833-7113
                        E-MAIL:
                        invest.serv@usallianzvipfunds.com
                        INTERNET:
                        http://www.usallianzvipfunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

Investment Company Act file no. 811-9491.

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance policy.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance contracts that invest in the Funds.
                          USALLIANZ VARIABLE INSURANCE
                                 PRODUCTS TRUST

                             AGGRESSIVE GROWTH FUND
                             STRATEGIC GROWTH FUND
                              CAPITAL GROWTH FUND
                                  GROWTH FUND
                              AMERICAN GROWTH FUND
                                 COMSTOCK FUND
                             GROWTH AND INCOME FUND
                            DIVERSIFIED ASSETS FUND
                               FIXED INCOME FUND
                                   PROSPECTUS
                                  MAY 1, 2001

                                   USALLIANZ
                         ADVISERS, LLC (THE "MANAGER")

                            ALLIANZ OF AMERICA, INC.
                                (THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                              TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY; INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                                                      STRATEGIES AND RELATED RISKS

                                            [ICON]
Carefully review this important                       OVERVIEW....................................................        3
section, which summarizes each                        Aggressive Growth Fund......................................      4-5
Fund's
investments, strategies and risks.                    Strategic Growth Fund.......................................      6-7
                                                      Capital Growth Fund.........................................      8-9
                                                      Growth Fund.................................................    10-11
                                                      American Growth Fund........................................       12
                                                      Comstock Fund...............................................    13-14
                                                      Growth and Income Fund......................................    15-16
                                                      Diversified Assets Fund.....................................    17-19
                                                      Fixed Income Fund...........................................    20-22
                                                      MORE ABOUT THE FUNDS........................................       23
                                                      Temporary Defensive Positions...............................       24
                                                      Portfolio Turnover..........................................       24

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                    The Manager.................................................       25
the
people and organizations who                          The Adviser.................................................       26
oversee
the Funds.                                            Portfolio Managers of the Adviser...........................       26
                                                      The Administrator and Distributor...........................       27

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                    Pricing of Fund Shares......................................       28
how
shares are valued, how to                             Purchase and Redemption of Shares...........................       28
purchase,
sell and exchange shares, related                     Distribution (12b-1) Fees...................................       29
charges and payments of dividends                     Dividends, Distributions and Taxes..........................       29
and distributions.

                                                      FINANCIAL HIGHLIGHTS

                                            [ICON]
Review this section for details on                    Financial Highlights........................................       30
selected financial highlights of
the Funds.

                                                      BACK COVER

                                            [ICON]
                                                      Where to Learn More About USAllianz VIP Funds

                   [LOGO]
  OVERVIEW                                            USALLIANZ VIP FUNDS

   The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers eleven separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). Of these, six are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained independent money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. The Manager selected each Specialist Manager based on the Specialist Manager's experience with the investment strategy for which it was selected. Each of the remaining five Funds has Allianz of America, Inc (the "Adviser" or "AZOA") as its investment adviser*. Set forth below are the Funds and the corresponding Specialist Manager and Adviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

                              FUND                                             SPECIALIST MANAGER/ADVISER
    ------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund and Comstock Fund                     Van Kampen Asset Management Inc.

    ------------------------------------------------------------------------------------------------------------------
     Aggressive Growth Fund and Capital Growth Fund               Van Kampen Investment Advisory Corp.
    ------------------------------------------------------------------------------------------------------------------
     Strategic Growth Fund and American Growth Fund               Fred Alger Management, Inc.
    ------------------------------------------------------------------------------------------------------------------
     Global Opportunities Fund, Growth Fund, Diversified          AZOA
     Assets Fund, Fixed Income Fund and Money Market Fund*
    ------------------------------------------------------------------------------------------------------------------

   Other Funds may be added or deleted from USAllianz VIP Funds from time to time.

   The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

   * The Global Opportunities Fund and Money Market Fund are not offered in this Prospectus.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND


                                          The Fund's investment objective is capital growth. This
                                          objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Specialist Manager believes have an above-average potential for capital growth. In selecting
                                          securities for investment, the Fund focuses primarily on equity securities of small- and medium-sized companies, although the
                                          Fund may invest its assets in securities of larger-sized
                                          companies that the Specialist Manager believes have an
                                          above-average potential for capital growth. Under current market conditions, the Fund's Specialist Manager generally defines small- and medium-sized companies by reference to those
                                          companies within or below the capitalization range of companies represented in the Standard & Poor's MidCap 400 Index (which consists of companies in the capitalization range of
                                          approximately $88 million to $8.7 billion as of March 30, 2001).
                                          The Fund's primary approach is to seek what the Fund's
                                          Specialist Manager believes to be attractive growth
                                          opportunities on an individual company basis. The Fund's
                                          Specialist Manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the
                                          Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Fund does not limit its investments to any single group or type of security.
                                          The Fund may invest in securities involving special
                                          circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged
                                          buyouts. The Fund generally sells securities when earnings
    INVESTMENT OBJECTIVE AND
    PRINCIPAL INVESTMENT STRATEGIES
                                          expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AGGRESSIVE GROWTH FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.

                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign trading
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from the direct investment in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an aggressive growth component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and
                                              mid-cap growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

                                          This Fund is a new Fund for which performance information is not
    PERFORMANCE INFORMATION               yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND


                                          The Fund's investment objective is long-term capital
    INVESTMENT OBJECTIVE AND              appreciation. This objective may be changed by the Trustees
    PRINCIPAL INVESTMENT STRATEGIES       without shareholder approval. In pursuit of its objective, the
                                          Fund normally invests at least 65% of its total assets in equity securities of all capitalizations, such as common or preferred stocks, which are listed on U.S. exchanges or in the
                                          over-the-counter market. The Fund invests primarily in "growth"
                                          stocks. The Fund's Specialist Manager believes that these
                                          companies tend to fall into one of two categories:

                                          -   High Unit Volume Growth: Vital, creative companies which
                                              offer goods or services to a rapidly expanding marketplace.
                                              They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an
                                              increased demand for an existing line.
                                          -   Positive Life Cycle Change: Companies experiencing a major change which is expected to produce advantageous results.
                                              These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.
                                          The Fund can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Specialist
                                          Manager will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           STRATEGIC GROWTH FUND
                           CONTINUED

                                          -   Leverage: The Fund is subject to the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may
                                              actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation
                                              issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a leveraged or strategic growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investments using
                                              leveraging strategies
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

                                          This Fund is a new Fund for which performance is not yet
    PERFORMANCE INFORMATION               available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND


                                          The Fund's investment objective is to seek capital growth. This objective may be changed by the Trustees without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity
                                          securities. The Fund's primary approach is to seek what the
                                          Fund's Specialist Manager believes to be unusually attractive growth investments on an individual company basis based on a combination of positive future business fundamentals and
                                          attractive current valuations. By the Specialist Manager's definition, a growth company with positive future business fundamentals has at least one of the following traits:
                                          consistent earnings growth; accelerating earnings growth; better than expected business fundamentals; or an underlying change in a company, industry or regulatory environment. The Fund may invest in cyclical industries when the Fund's Specialist Manager believes such industries are in or are entering into a growth cycle and have above-average potential for capital growth. The
                                          Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.
                                          The Fund does not limit its investments to any single group or type of security. The Fund may invest in unseasoned issuers and in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and
                                          techniques, limited or cyclical product lines, markets or
                                          resources, or unusual developments, such as mergers,
                                          liquidations, bankruptcies or leveraged buyouts. The Fund may
    INVESTMENT OBJECTIVE AND
    PRINCIPAL INVESTMENT STRATEGIES
                                          invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund generally sells securities when the Fund's Specialist
                                          Manager's assessments of the capital growth potential of such securities materially changes. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the
                                          relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           CAPITAL GROWTH FUND
                           CONTINUED

                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivative instruments. Derivative instruments involve
                                              risks different from direct investments in underlying
                                              securities. These risks include imperfect correlation
                                              between the value of the instruments and the underlying
                                              assets; risks of default by the other party to certain
                                              transactions; risks that the transactions may result in
                                              losses that partially or completely offset gains in
                                              portfolio positions; and risks that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

                                          This Fund is a new Fund for which performance information is not
    PERFORMANCE INFORMATION               yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND


                                          The Fund's investment objective is long-term growth of capital, which may not be changed without shareholder approval. In
                                          pursuit of its objective, the Fund normally invests at least 80%
    INVESTMENT OBJECTIVE AND              of its total assets in equity securities, which include common
    PRINCIPAL INVESTMENT STRATEGIES       stocks, preferred stocks and convertible securities of U.S.
                                          issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the Fund invests primarily in equity securities of larger
                                          capitalization companies, the Fund is not limited to such
                                          investments and will consider investing in securities of
                                          companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases.

                                          The Adviser uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include
                                          analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the Standard and Poor's 500
                                          Composite Stock Price Index (the "S&P 500(R) Index"). The
                                          Adviser will consider selling those securities when it
                                          determines that such securities would no longer meet its
                                          criteria for purchase or when alternative investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short term or investing emergency reserves
                                          -   Looking primarily for regular income

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Growth Fund has
   performed during its first
   full calendar year. The table
   below it compares the Fund's
   performance over time to that
   of the S&P 500(R), a widely
   recognized, unmanaged index of
   common stocks. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.

                                        PERFORMANCE BAR CHART AND TABLE

                                        CALENDAR-YEAR TOTAL RETURNS --

2000                                                                            -10.28

                                          Best quarter:        6.45%     Q1  '00
                                          Worst quarter:    -10.20%      Q3  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 GROWTH FUND                                   November 9, 1999        -10.28%         -2.31 %
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%         -2.47 %
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           AMERICAN GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term capital
    PRINCIPAL INVESTMENT STRATEGIES       appreciation. This objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of larger capitalization companies (including American Depository Receipts ("ADRs"),
                                          American Depository Shares ("ADS") and U.S.
                                          dollar-denominated securities of foreign issuers). The Fund considers a large company to have a market capitalization of at least $10 billion. The Fund may invest up to 20% of its total assets in foreign securities (not including ADRs,
                                          ADSs, or U.S. dollar-denominated securities of foreign
                                          issuers).
                                          The Specialist Manager will consider selling those
                                          securities when it determines that such securities would no longer meet its criteria for purchase or when alternative
                                          investments become more attractive.
                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the
                                          following general risks:
                                          - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                            market and economic conditions. Stock prices may decline
                                            over short or even extended periods. Stocks are more
                                            volatile and riskier than some other forms of investment,
                                            such as short-term, high-grade fixed income securities.
                                          - Selection Risk: Selection risk is the chance that poor
                                          security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          - Growth Stocks: Growth stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other
                                            types of investments in the overall stock market.
                                          - Foreign Risks: Because the Fund may own securities of
                                          foreign issuers, it may be subject to risks not usually
                                            associated with owning securities of U.S. issuers. These
                                            risks can include fluctuations in foreign currencies,
                                            foreign currency exchange controls, political and economic instability, differences in financial reporting,
                                            differences in securities regulation and trading and
                                            foreign taxation issues.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          - Investing for long-term goals, such as retirement
                                          - Seeking to add a large capitalization growth component to your portfolio
                                          This Fund will not be appropriate for someone:
                                          - Seeking safety of principal
                                          - Investing for the short-term or investing emergency
                                            reserves
                                          - Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND


                                          The Fund's investment objective is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This
                                          objective may be changed by the Trustees without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income. The Fund emphasizes a "value" style of investing in seeking
                                          well-established, undervalued companies. The Fund's Specialist
                                          Manager generally seeks to identify companies that are
                                          undervalued and have identifiable factors that might lead to improved valuation. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-,
    INVESTMENT OBJECTIVE AND
    PRINCIPAL INVESTMENT STRATEGIES
                                          medium- or large- capitalization companies. The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist
                                          Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           COMSTOCK FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.

                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a value stock component to your portfolio
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

                                          This Fund is a new Fund for which performance information is not
    PERFORMANCE INFORMATION               yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND


                                          The Fund's investment objective is income and long-term growth of capital. This objective may be changed by the Trustees
                                          without shareholder approval.
                                          The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated
                                          "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by
                                          Moody's Investors Services, Inc. ("Moody's").
                                          In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Specialist Manager may focus on larger
                                          capitalization companies which it believes possess
                                          characteristics for improved valuation. The Fund's Specialist
                                          Manager looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in
    INVESTMENT OBJECTIVE AND
    PRINCIPAL INVESTMENT STRATEGIES
                                          securities of small- or medium-sized companies.
                                          The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an
                                          individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may invest up to 25% of it total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           GROWTH AND INCOME FUND
                           CONTINUED

                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.

                                          -   Foreign Risks: Because the Fund may own securities of
                                              foreign issuers, it may be subject to risks not usually
                                              associated with owning securities of U.S. issuers. These
                                              risks can include fluctuations in foreign currencies,
                                              foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
                                          -   Emerging Market Risk: Investments in emerging markets
                                              present greater risk than investing in foreign issuers
                                              generally. Emerging market countries have political, legal and economic systems that are less developed and less stable than those of more developed nations, often making such
                                              investments less liquid and more volatile.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Derivative Instruments: In general terms, a derivative
                                              instrument is one whose value depends on (or is derived
                                              from) the value of an underlying asset, interest rate or
                                              index. Options, futures and options on futures are examples of derivatives. Derivative instruments involve risks
                                              different from direct investment in underlying securities.
                                              These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of
                                              default by the other party to certain transactions; risks
                                              that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks
                                              that the transactions may not be liquid.

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking income and growth of capital
                                          -   Pursuing a balanced approach to investments in both growth-
                                              and income-producing securities
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

                                          This Fund is a new Fund for which performance information is not
    PERFORMANCE INFORMATION               yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND


                                          The Fund's investment objective is total return consistent with reduction of long-term volatility, which may not be changed without shareholder approval.
                                          The Fund normally invests approximately 65% of its total assets in fixed income securities (which include investment grade corporate bonds and U.S. Government securities), 25% in equity securities and 10% in money market securities. Generally, the mix may vary within ranges of 50-70% for fixed income
                                          securities, 20-40% for stocks and 5-15% for money market
                                          securities.
                                          The Adviser uses a portfolio management team approach. In making asset allocation decisions, the portfolio management team
    INVESTMENT OBJECTIVE AND              evaluates forecasts for inflation, interest rates and long-term
    PRINCIPAL INVESTMENT STRATEGIES       corporate earnings growth. The team then examines the potential effect of these factors on each asset group over a
                                          one-to-three-year time period and compares its risk analysis to a weighted index of 65% of the Lehman Brothers Intermediate
                                          Government/Credit Bond Index, 25% of the S&P 500(R) Index, and
                                          10% of the 90-day Treasury Bill. The team then selects
                                          securities based on a "bottom-up" analysis in accordance with the following criteria:
                                          -   Bonds. The Fund invests in fixed income securities including
                                              (1) government and corporate bonds, (2) mortgage-backed
                                              securities (including stripped mortgage-backed securities)
                                              and (3) asset-backed securities. The Fund invests primarily in bonds rated within the four highest long-term or two
                                              highest short-term rating categories or comparable quality unrated securities. The Fund may invest up to 20% of its
                                              total assets in high yield debt securities. Under normal
                                              conditions, the Fund intends to hold debt securities (other than money market securities) with maturities between 1 and
                                              10 years. However, securities with any maturity are eligible for purchase. The Adviser begins the portfolio management
                                              process by reviewing current economic activity and
                                              forecasting how it may change in the future. The Adviser
                                              uses this forecast to allocate the Fund's assets across
                                              different market sectors and maturities based on its view of the relative value of each sector or maturity.

                                          -   Stocks. The Fund invests in common stocks, preferred stocks and convertible securities. The Fund may invest in both U.S.
                                              issuers and foreign issuers whose securities are U.S. dollar denominated and traded on a U.S. security market, and
                                              invests primarily in equity securities of larger
                                              capitalization companies. The Adviser uses a "bottom-up"
                                              approach to selecting securities for investment. Factors
                                              considered may include analysis of an issuer's financial
                                              condition, industry position, management, growth prospects, earnings estimates and other general economic and market
                                              conditions. Based upon the analysis of such factors, the
                                              Adviser selects those securities which, in its judgment,
                                              will outperform the average for the companies included in
                                              the S&P 500(R) Index.
                                          -   Money Market Instruments. The Fund will invest in
                                              high-quality, U.S. dollar-denominated short-term
                                              obligations, including commercial paper, asset-backed
                                              securities, obligations of financial institutions and other high-quality money market instruments issued by U.S. and
                                              foreign issuers. These securities will be rated in one of
                                              the two highest short-term rating categories of at least two rating agencies or will be unrated securities of comparable quality.
                                          (See "Other Considerations -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

                                          -   Growth Stocks: Growth stocks tend to shift in and out of
                                              favor depending on market and economic conditions. Thus, the returns on growth stocks may trail returns from other types of investments in the overall stock market.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.

                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Capitalization Risk: Securities of small and
                                              mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          - Investing for long-term goals, such as retirement
                                          - Seeking regular monthly income
                                          - Pursuing a balanced approach to investments in both
                                          growth- and income-producing securities
                                          This Fund will not be appropriate for someone:
                                          - Pursuing an aggressive high growth investment strategy
                                          - Seeking a stable share price
                                          - Investing emergency reserves

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           DIVERSIFIED ASSETS FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Diversified
   Assets Fund has performed
   during its first full calendar
   year. The table below it
   compares the Fund's
   performance over time to that
   of the Diversified Assets
   Index, a blended index
   representing S&P 500(R) (25%),
   Lehman Intermediate
   Gov't/Credit Bond Index (65%),
   and U.S. Treasury 90 day
   T-Bill (10%). The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary and
   contractual fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The Fund's performance results
   do not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         YEAR-BY-YEAR TOTAL RETURNS --

2000                                                                             3.51

                                          Best quarter:       2.57%      Q1  '00
                                          Worst quarter:     -0.27%      Q4  '00

                                       AVERAGE ANNUAL TOTAL RETURNS

                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------
 DIVERSIFIED ASSETS FUND                       November 9, 1999          3.51%           5.58%
                                              -------------------------------------------------
 DIVERSIFIED ASSETS INDEX                      November 9, 1999          4.84%           5.49%
                                              -------------------------------------------------
 S&P 500(R) INDEX                              November 9, 1999         -9.10%          -2.47%
                                              -------------------------------------------------
 LEHMAN INTERMEDIATE GOV'T/CREDIT BOND INDEX   November 9, 1999         10.10%           8.19%
                                              -------------------------------------------------
 U.S. TREASURY 90 DAY T-BILL                   November 9, 1999          6.21%           6.07%
-----------------------------------------------------------------------------------------------

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to maximize total return
    PRINCIPAL INVESTMENT STRATEGIES       with secondary emphasis on income, which may not be changed without shareholder approval.
                                          In pursuit of its objective, the Fund normally invests at
                                          least 80% of its total assets in fixed income securities
                                          rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the Adviser to be of comparable quality. Fixed income
                                          securities include U.S. Government securities, corporate
                                          debt securities, U.S. dollar denominated securities of
                                          foreign issuers (including corporate debt securities,
                                          certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or
                                          their subdivisions, agencies and instrumentalities,
                                          international agencies and supranational entities), zero
                                          coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped
                                          mortgage-backed securities) and taxable and tax-exempt
                                          municipal securities.
                                          The Fund also may invest up to 20% of its total assets in
                                          high yield securities (debt securities determined by a
                                          primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by
                                          Standard & Poor's or Baa by Moody's Investor Services, Inc.
                                          or, if unrated, which are deemed of comparable quality by
                                          the Adviser).
                                          The Adviser begins the portfolio management process by
                                          reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of
                                          each sector or maturity. The Adviser analyzes the risk
                                          profile of the Fund's benchmark, the Lehman Brothers
                                          Government/Credit Bond Index, then adjusts the portfolio's risk relative to the benchmark to enhance long-term returns.
                                          Specific securities are included in the portfolio based on a fundamental analysis of the securities' cash flow, risk
                                          and/or credit fundamentals.
                                          Under normal conditions, the Fund intends to hold securities
                                          (other than money market securities) with maturities
                                          primarily between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted according to the
                                          Fund's holdings. However, securities with any maturity are eligible for purchase. The Adviser may sell a security if
                                          its fundamental qualities deteriorate or to take advantage of more attractive investment opportunities.
                                          (See "Other Considerations -- Temporary Defensive
                                          Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: Market risk means that the bond market in
                                              general fluctuates, which may affect the performance of any individual fixed income security.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its
                                              maturity. Bonds with longer maturities generally have
                                              greater sensitivity to changes in interest rates.

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's
                                              shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

                                          -   Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are
                                              common when interest rates decline. When such a repayment
                                              occurs, no additional interest will be paid on the
                                              investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.
                                          -   Security Quality Risk: The Fund has authority to invest up to 20% of its total assets in high yield, high risk debt
                                              securities. These lower quality securities have speculative characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
                                          -   Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                          -   Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the
                                              value of the Fund's investments in income-producing or debt securities.

    ADDITIONAL RISKS                      -   Asset-backed securities involve the risk that such
                                              securities may not have the benefit of a complete security interest in the related collateral.


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Seeking to add a monthly income component to your portfolio
                                          -   Willing to accept the risks of price and income fluctuations
                                          -   Wanting to add diversification to a portfolio invested
                                              primarily in stocks
                                          This Fund will not be appropriate for someone:
                                          -   Investing emergency reserves
                                          -   Seeking a stable share price

                                         INVESTMENT OBJECTIVES, PRINCIPAL
  RISK/RETURN SUMMARY             INVESTMENT STRATEGIES AND RELATED RISKS

                           FIXED INCOME FUND
                           CONTINUED

   PERFORMANCE INFORMATION

   The bar chart on this page
   shows how the Fixed Income
   Fund has performed during its
   first full calendar year. The
   table below it compares the
   Fund's performance over time
   to that of the Lehman Brothers
   Government/Credit Bond Index,
   a widely recognized, unmanaged
   index generally representative
   of intermediate government and
   corporate bonds. The bar chart
   and table give you some
   indication of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market performance.
   Unlike the Fund, indexes are
   not investments, do not incur
   fees or expenses and are not
   professionally managed. It is
   not possible to invest
   directly in an index.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary fee
   reductions. Without voluntary
   fee reductions, the Fund's
   performance would have been
   lower. The Fund's performance
   does not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                         PERFORMANCE BAR CHART AND TABLE

                                         CALENDAR YEAR TOTAL RETURN --

2000                                                                             11.71

                                          Best quarter:    4.31%         Q4  '00
                                          Worst quarter:   1.41%         Q2  '00

                                        AVERAGE ANNUAL TOTAL RETURNS

                                                                         ONE YEAR ENDED       SINCE
                                                     INCEPTION          DECEMBER 31, 2000   INCEPTION
                                              -------------------------------------------------------
 FIXED INCOME FUND                               November 9, 1999            11.71%           8.43%
                                              -------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX    November 9, 1999            11.84%           9.06%
-----------------------------------------------------------------------------------------------------

  MORE ABOUT THE FUNDS

AGGRESSIVE GROWTH FUND
STRATEGIC GROWTH FUND
CAPITAL GROWTH FUND
GROWTH FUND
AMERICAN GROWTH FUND
COMSTOCK FUND
GROWTH AND INCOME FUND

   Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are different than the principal strategies discussed in this prospectus. More information on the Funds' investment strategies may be found in the Statement of Additional Information (see back cover). Following is a table that indicates an overview of the principal risks which are applicable to the Funds as described above.


                                                       ----------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------------------
    Market Risk                             X         X         X         X         X         X         X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Selection Risk                          X         X         X         X         X         X         X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Growth Stocks                           X         X         X         X         X                             X
    -----------------------------------------------------------------------------------------------------------------------------
    Value Stocks                                                                              X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Capitalization Risk                     X         X         X         X         X         X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Foreign Risk                            X         X         X                   X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Emerging Market Risk                    X                   X                             X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Interest Rate Risk                                                                                  X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Credit Risk                                                                                         X         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Yield Curve/Volatility Risk                                                                                   X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Security Quality Risk                                                                                         X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Prepayment Risk                                                                                               X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Derivatives Risk                        X                   X                             X         X
    -----------------------------------------------------------------------------------------------------------------------------
    Leverage Risk                                     X
    -----------------------------------------------------------------------------------------------------------------------------
    Income Risk                                                                                                             X
    -----------------------------------------------------------------------------------------------------------------------------

   In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:

   SPECIFIC RISKS OF INVESTING IN THE FUNDS

   Growth Stocks -- The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.
DIVERSIFIED ASSETS FUND

                                                                              23
FIXED INCOME FUND

  MORE ABOUT THE FUNDS

   Foreign Investment Risk -- As a result of its foreign investments, the Fund may experience more rapid and extreme changes in value than funds that invest solely or primarily in U.S. securities. Investment risks include:

       - lack of, or less stringent, uniform accounting, auditing; and financial reporting standards;

       - changes in currency exchange rates;

       - nationalization, confiscation, difficulties enforcing contracts, or foreign withholding/taxes;

       - political instability and diplomatic developments that could adversely affect the Fund's investments;

       - less government oversight of foreign stock exchanges, brokers and listed companies;

       - less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

       - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

       - less publicly available information about foreign companies; and

       - negative effect on the value of the Fund's investments due to fluctuations in the exchange rates between the U.S. and foreign companies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes to interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.
                           TEMPORARY DEFENSIVE POSITIONS

   In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments. In addition, each Fund may hold equity securities which in the Adviser's or Specialist Manager's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.
                           PORTFOLIO TURNOVER

   While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER

                                  THE MANAGER
   USAllianz Advisers, LLC serves as the Manager for Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund. The Manager has signed portfolio management agreements with various Specialist Managers for portfolio management functions for certain Funds. The Manager compensates the Specialist Managers for its services as provided in the portfolio management agreement.

   The Manager's address is 1750 Hennepin Avenue, Minneapolis, Minnesota 55403.

   THE SPECIALIST MANAGERS


    FUNDS:                               COMSTOCK AND GROWTH AND INCOME

    SPECIALIST MANAGER:                  Van Kampen Asset Management Inc. ("VKAM"), is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen").
                                         Van Kampen's assets under management or supervision as of
                                         March 31, 2001 were more than $81 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean
                                         Witter & Co. VKAM's address is 1 Parkview Plaza, P.O. Box
                                         5555, Oakbrook Terrace, Illinois 60181-5555.

    FUNDS:                               AGGRESSIVE GROWTH AND CAPITAL GROWTH

    SPECIALIST MANAGER:                  Van Kampen Investment Advisory Corp. ("VKIAC"), is a wholly owned subsidiary of Van Kampen, described above. VKIAC's
                                         address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook
                                         Terrace, Illinois 60181-5555.

    FUNDS:                               STRATEGIC GROWTH AND AMERICAN GROWTH

    SPECIALIST MANAGER:                  Fred Alger Management Inc. ("Alger") is a wholly owned
                                         subsidiary of Alger Associates, Inc., a financial services holding company. Its address is One World Trade Center,
                                         Suite 9333, New York, New York 10048. As of December 31,
                                         2000, Alger had approximately $18.4 billion under management for its institutional and individual clients.

   DUTIES OF THE MANAGER AND SPECIALIST MANAGERS

   Within the scope of an investment program approved by the Board of Trustees, the Manager advises the Fund on its investment policies and the Specialist Manager determines which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers.

   The Manager is paid a fee as set forth below, by the Fund for its services, which includes any fee paid to the Specialist Manager.

   Each Fund and the Manager, under an application pending with the Securities and Exchange Commission ("SEC"), may enter into and materially amend agreements with Specialist Managers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
     - hire one or more Specialist Managers;
     - change Specialist Managers; and
     - reallocate management fees between itself and Specialist Managers.

   The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Specialist Managers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
     - its shareholders; or
     - in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated specialist manager without that agreement, including the compensation to be paid under it, being similarly approved.

  FUND MANAGEMENT

                          THE MANAGER AND THE ADVISER
                                   CONTINUED

                                  THE ADVISER

   Allianz of America, Inc. (the "Adviser" or "AZOA"), located at 55 Greens Farms Road, Westport, Connecticut 00881-5160, is the adviser for Growth Fund, Diversified Assets Fund and Fixed Income Fund ("AZOA Funds"). With respect to the other Funds, USAllianz Advisers is the Manager. The Adviser, a registered investment adviser, was established in 1976 and as of March 31, 2001 managed approximately $23 billion in fixed income, equity, private equity and real estate investments. Each of the Adviser and the Manager is a subsidiary of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. In North America, Allianz AG owns and operates Fireman's Fund Insurance Company, Allianz Life Insurance Company of North America, Jefferson Insurance Company, Allianz Insurance Company, Allianz Canada, and Allianz Mexico. Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the investment programs of the AZOA Funds.

   For these advisory services, each Fund paid the Manager or Adviser a fee at the annual rate shown below:

                                                                    PERCENTAGE OF AVERAGE
                                                                         NET ASSETS
                                                                      AS OF 12/31/2000
                                                                    ---------------------
      Aggressive Growth Fund                                                0.00%*
      Strategic Growth Fund                                                 0.00%*
      Capital Growth Fund                                                   0.00%*
      Growth Fund                                                           0.00%**
      American Growth Fund                                                  0.00%*
      Comstock Fund                                                         0.00%*
      Growth and Income Fund                                                0.00%*
      Diversified Assets Fund                                               0.00%**
      Fixed Income Fund                                                     0.00%**

   * The Fund had not commenced operations by 12/31/00. The Manager may voluntarily waive all or a portion of its advisory fee and/or reimburse expenses incurred by the Funds. Such waiver and/or reimbursements may be discontinued at any time. The fees representing contractual annual amounts payable as a percentage of the Fund's average net assets to the Manager which include amounts payable to the Specialist Manager are 0.85% for the American Growth Fund; and 0.95% for the Strategic Growth Fund; and as follows:

                                                    AVERAGE NET ASSETS IN MILLIONS (M)
                                  -----------------------------------------------------------------------
                                                                                               $500M AND
FUND                              UP TO $100M      $100M TO $250M         $250M TO $500M          MORE
----                              -----------    -------------------    -------------------    ----------

         Capital Growth Fund          0.85%              0.80%                 0.775%             0.75%
         Growth and Income
           Fund                      0.775%              0.75%                 0.725%            0.675%
         Comstock Fund               0.775%              0.75%                 0.725%            0.675%
         Aggressive Growth
           Fund                       0.90%              0.85%                 0.825%             0.80%

   ** The Adviser voluntarily waived all of its advisory fees paid in 2000;
      contractual fees (without waivers) are: .75% for the Growth Fund, .50% for the Fixed Income Fund and .55% for the Diversified Assets Fund.

                       PORTFOLIO MANAGERS OF THE ADVISER

   The Adviser has several portfolio managers committed to the day-to-day management of the AZOA Funds. Each portfolio manager uses a team approach to the investment management of the AZOA Funds relies on analysis, research and other information furnished by the team's experienced investment professionals.

   Fixed Income Investments: Gary Brown is responsible for the team of highly trained investment professionals who manage the assets of the Fixed Income Fund. He also leads the team responsible for the fixed income investments of the Diversified Assets Fund and for the Money Market Fund. He is Senior Managing Director, Fixed Income of the Adviser and has twenty-six years of investment experience. Mr. Brown is currently responsible for directing the

  FUND MANAGEMENT

                       PORTFOLIO MANAGERS OF THE ADVISER
                                   CONTINUED

   management of the Adviser's fixed income investments. He has been with the Adviser since 1991, after serving as Managing Director at CIGNA Investments from 1986 to 1991, with responsibility for CIGNA's public taxable and tax-exempt bond portfolios, as well as four fixed income mutual funds and institutional client portfolios. His investment experience has covered all fixed income securities, including governments, corporates, mortgages, high yield, convertibles and various derivative products. Mr. Brown was a Vice President with CIGNA from 1982 to 1986, managing public and private fixed income investments for the insurance company portfolios, responsible for asset and liability management and CIGNA's convertible securities portfolio. Prior to joining CIGNA, he managed public bond and private placement investments for INA Capital Advisors, Inc from 1979 to 1982, and was an investment analyst with The Penn Mutual Life Insurance Company from 1975 to 1979. Mr. Brown received a B.S. and an M.B.A. from Drexel University.

   Capital Investments: Ronald M. Clark, Senior Managing Director, leads the team of highly trained investment professionals responsible for the day-to-day management of the Growth Fund and for the capital investments of the Diversified Assets Fund. Mr. Clark is also responsible for directing the management of all capital investments of the Adviser and has twenty-nine years of investment experience. He began his career in 1972 at Mutual of New York as an investment analyst, and shortly thereafter joined its subsidiary, North American Life and Casualty, which was later renamed Allianz Life Insurance Company of North America, where he was Chief Investment Officer from 1973 to 1980. Since 1980, Mr. Clark has been with the Adviser. In addition to capital investments, his responsibilities include membership on the Investment Policy Committee of Allianz worldwide and the Finance Committee of the Adviser. In addition, he provides senior level oversight of real estate investments and holding company corporate finance activities. He is a graduate of the University of Wisconsin, with an undergraduate degree in Industrial Engineering, and masters in Finance and Real Estate.

   The Statement of Additional Information (SAI) has more detailed information about the Adviser and other service providers.

                       THE ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services Limited Partnership serves as the distributor of the Funds' shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

  SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES
   ----------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding shares
   of the Fund:

              NAV =
    Total Assets - Liabilities
       --------------------
         Number of Shares
           Outstanding

   ----------------------------
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.
The securities (other than short-term debt securities) of the Funds are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.
After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, the foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

   The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

  SHAREHOLDER INFORMATION

                       PURCHASE AND REDEMPTION OF SHARES
                                   CONTINUED

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.
                           DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Each Fund pays a 12b-1 fee of up to 0.25% of its average daily net assets.
                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, Growth Fund, American Growth Fund and Comstock Fund are usually paid semi-annually. Income dividends on the Growth and Income Fund are usually paid quarterly. Income dividends on the Diversified Assets Fund and Fixed Income Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

   Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

  FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the financial performance of the Growth Fund, Fixed Income Fund and Diversified Assets Fund for the past two years, or if shorter the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request. No information is presented for the Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund or Growth and Income Fund because these Funds' operations had not yet commenced during the periods presented.

                                                                    GROWTH FUND
                                                      ----------------------------------------
                                                         YEAR ENDED           PERIOD ENDED
                                                      DECEMBER 31, 2000   DECEMBER 31, 1999(A)
                                                      -----------------   --------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.85              $ 10.00
    ------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income (loss)                            0.02                   --
      Net realized and unrealized gain (loss) on
        investments                                          (1.13)                0.85
    ------------------------------------------------------------------------------------------
        Total from Investment Operations                     (1.11)                0.85
    ------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                  (0.02)                  --*
      Net realized gains                                     (0.17)                  --
      In excess of net realized gains                        (0.07)                  --
    ------------------------------------------------------------------------------------------
        Total Distributions to Shareholders                  (0.26)                  --
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  9.48              $ 10.85
    ------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------
    Total Return(b)                                         (10.28%)               8.52%**

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                        $11,220              $11,214
    Net investment income (loss) before waivers/
      reimbursements                                         (0.86%)              (2.89%)***
    Net investment income net of
      waivers/ reimbursements                                 0.22%                0.12%***
    Expenses before waivers/ reimbursements                   1.99%                3.90%***
    Expenses net of waivers/reimbursements                    0.90%                0.90%***

    Portfolio turnover rate                                  58.91%                5.27%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

    (b) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

     * Distributions from net investment income were less than one cent per share.

    ** Total return for periods less than one year is not annualized.

    *** Annualized.

  FINANCIAL HIGHLIGHTS

                                                           FIXED INCOME FUND          DIVERSIFIED ASSETS FUND
                                                      ---------------------------   ---------------------------
                                                       YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          2000         1999(A)          2000         1999(A)
                                                      ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD                $  9.74         $10.00        $ 10.23        $ 10.00
    -----------------------------------------------------------------------------------------------------------
    Income from Investment Operations:
      Net investment income                                0.61           0.08           0.42           0.05
      Net realized and unrealized gain/(loss) on
        investments                                        0.49          (0.26)         (0.06)          0.23
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Operations                   1.10          (0.18)          0.36           0.28
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                               (0.61)         (0.08)         (0.42)         (0.05)
      Net realized gains                                     --             --          (0.11)            --
    -----------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders               (0.61)         (0.08)         (0.53)         (0.05)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $ 10.23         $ 9.74        $ 10.06        $ 10.23
    -----------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------
    Total Return(b)                                       11.71%         (1.79%)*        3.51%          2.81%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                     $12,735         $9,908        $12,936        $10,371
    Net investment income before
      waivers/reimbursements                               5.16%          2.69%**        3.39%          0.75%**
    Net investment income net of
      waivers/reimbursements                               6.17%          5.71%**        4.17%          3.56%**
    Expenses before waivers/reimbursements                 1.76%          3.77%**        1.79%          3.80%**
    Expenses net of waivers/reimbursements                 0.75%          0.75%**        1.00%          1.00%**
    Portfolio turnover                                   120.64%         55.81%         72.26%         52.17%

    (a) From commencement of operations on November 9, 1999 to December 31,
        1999.

   (b) Total return calculations do not include any costs or charges pursuant to the terms of the variable life insurance policies and variable annuity insurance contracts funded by separate accounts that invest in the Funds' shares.

    * Total return for periods less than one year is not annualized.

    ** Annualized.

This Prospectus is intended for use only when accompanied or preceded by a separate account prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        USALLIANZ VIP FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-877-833-7113
                        E-MAIL:
                        INVEST.SERV@USALLIANZVIPFUNDS.COM
                        INTERNET:
                        HTTP://WWW.USALLIANZVIPFUNDS.COM

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

Investment Company Act file no. 811-9491.

                             AGGRESSIVE GROWTH FUND

                              STRATEGIC GROWTH FUND

                            GLOBAL OPPORTUNITIES FUND

                               CAPITAL GROWTH FUND

                                   GROWTH FUND

                              AMERICAN GROWTH FUND

                                  COMSTOCK FUND

                             GROWTH AND INCOME FUND

                             DIVERSIFIED ASSETS FUND

                                FIXED INCOME FUND

                                MONEY MARKET FUND

                           (collectively, the "Funds")

                                Each a "Fund" of

            USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")

                       Statement of Additional Information

                                   May 1, 2001

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2001, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
INVESTMENT STRATEGIES AND POLICIES..............................................................     B-3
            The Funds...........................................................................     B-3
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
       INVESTMENT POLICIES......................................................................     B-6
            Investment Restrictions.............................................................    B-34
            Portfolio Turnover..................................................................    B-36
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................    B-37
NET ASSET VALUE.................................................................................    B-37
            Valuation of the Money Market Fund..................................................    B-37
MANAGEMENT OF THE TRUST.........................................................................    B-39
            Trustees and Officers...............................................................    B-40
            The Adviser and the Manager.........................................................    B-45
            The Specialist Managers.............................................................    B-48
            Portfolio Transactions..............................................................    B-50
            Administrator, Transfer Agent and Fund Accountant...................................    B-52
            Distributor.........................................................................    B-54
            Custodian...........................................................................    B-55
            Independent Auditors................................................................    B-56
            Legal Counsel.......................................................................    B-56
            Codes of Ethics.....................................................................    B-56
ADDITIONAL INFORMATION..........................................................................    B-56
            Description of Shares...............................................................    B-56
            Vote of a Majority of the Outstanding Shares........................................    B-57
            Additional Tax Information..........................................................    B-57
            Additional Tax Information Concerning the Global Opportunities Fund.................    B-61
            Performance Information.............................................................    B-61
            Yields of the Money Market Fund.....................................................    B-62
            Calculation of Total Return.........................................................    B-63
            Performance Comparisons.............................................................    B-64
            Miscellaneous.......................................................................    B-65
            Financial Statements................................................................    B-66
APPENDIX........................................................................................    B-67

                       STATEMENT OF ADDITIONAL INFORMATION

     The Trust is an open-end, management company organized in July 1999 as a Delaware business trust comprised of eleven separate investment portfolios. The Trust currently offers ten variable net asset value funds and one money market fund.

     The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

     Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

INVESTMENT STRATEGIES AND POLICIES

THE FUNDS

Temporary, Defensive Investments. As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Adviser or Specialist Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments"-- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

In addition to the information shown in the table under "Additional Information on Portfolio Instruments", the following sets forth specific limitations in certain investments for certain Funds:

Aggressive Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Specialist Manager (see "Additional Information on Portfolio Instruments"-- "Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase in securities subject to repurchase agreements. (see "Additional Information on Portfolio Instruments"-- "Repurchase Agreements"). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments"-- "Illiquid Securities"). The Fund may lend its portfolio securities in an amount up to 50% of its total assets (see "Additional Information on Portfolio Instruments"-- "Lending of Portfolio Securities").

Strategic Growth Fund. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its total assets, although no more than 5% of its total assets will be committed to transactions entered into for non-hedging purposes (see "Additional Information on Portfolio Instruments" "Derivative Instruments"). In addition, the Fund may borrow money from banks for the purpose of investing in securities, a practice known as "leverage"(see "Additional Information on Portfolio Instruments"-- "Risks of Techniques involving Leverage").

Global Opportunities Fund. Up to 20% of the Fund's total assets may be invested in investment grade debt obligations issued by domestic and foreign companies, banks and governments including institutions such as the World Bank (known as "Supranational Agency Bonds").

Capital Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Specialist Manager (see "Additional Information on Portfolio Instruments"--"Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements.

Growth Fund. Although the Fund's investments in such debt securities and in convertible and preferred stock will generally be rated A, A-1, or better by Standard & Poor's Corporation ("S&P") or A, Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), or deemed of comparable quality by the Adviser, the Fund is authorized to invest up to 15% of its total assets in securities rated as low as BBB by S&P or Baa by Moody's, or deemed of comparable quality by the Adviser. Securities rated BBB or Baa, or deemed equivalent to such securities, may have speculative characteristics. If any security held by the Fund is downgraded below BBB/Baa (or so deemed by the Adviser), the securities will generally be sold unless it is determined that such sale is not in the best interest of the Fund. The Fund will invest in no securities rated below BBB or Baa.

American Growth Fund. The Fund may invest up to 20% of its total assets in equity securities of companies that have total capitalization of less than $10 billion. To the extent the Fund invests in mid- or small-cap companies, it will be subject to certain risks associated with such investments as described in the Prospectus. The Fund may also, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio Instruments"-- "Repurchase Agreements"). The Fund may invest up to 5% of its total assets in unseasoned issuers (see "Additional Information on Portfolio Instruments"-- "Unseasoned Issuers"). The Fund may not engage in options and futures transactions. The Fund may invest up to 10% of its net assets in illiquid securities (see

"Additional Information on Portfolio Instruments"-- "Illiquid Securities").

Comstock Fund. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments"--"Illiquid Securities").

Growth and Income Fund. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may lend its portfolio securities in an amount up to 10% of its total assets (see "Additional Information on Portfolio Instruments" --"Lending of Portfolio Securities"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments"-- "Illiquid Securities"). The Fund may invest up to 5% of its total assets in unseasoned issuers (see "Additional Information on Portfolio Instruments"-- "Unseasoned Issuers").

Fixed Income Fund. The Fund may invest up to 20% of its total assets in types of securities other than those described in the Prospectus, including preferred stocks, securities convertible into common stock, dollar-denominated obligations of non-U.S. issuers, various types of asset-backed securities, taxable and tax-exempt municipal bonds and money market instruments (see "Convertible Securities" and "Foreign Investment").

     Up to 20% of the Fund's total assets may be invested in securities rated below BBB by S&P or Baa by Moody's (or, if unrated, deemed of comparable quality by the Adviser) at the time of purchase by the Fund. See the Appendix for a description of such lower ratings and "Corporate Debt Securities" for a discussion of risks posed by lower rated securities.

     Money Market Fund. The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality by the Adviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are rated AA or better by S&P or Aa or better by Moody's. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Adviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund (1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investment policies. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).

                                          AGGRESSIVE      STRATEGIC      GLOBAL        CAPITAL                     AMERICAN
                                            GROWTH         GROWTH    OPPORTUNITIES      GROWTH       GROWTH         GROWTH
 TYPE OF INVESTMENT OR TECHNIQUE             FUND           FUND          FUND           FUND         FUND           FUND
U.S. common stocks                             Y              Y             Y             Y             Y              Y
Preferred stocks                               Y              Y             Y             Y             Y              Y
Small company stocks                           Y              Y             Y             Y             Y              Y
Special situation companies                    Y              N             Y             Y             Y              N
Illiquid securities                            Y              Y             Y             Y             Y              Y
Restricted securities                          Y              Y             Y             Y             Y              Y
When-issued / delayed-delivery                 Y              N             Y             Y             Y              Y
securities
Investment companies (including                Y              Y             Y             Y             Y              Y
SPDRs)
Real estate investment trusts                  Y              N             Y             Y             Y              Y
(REITS)
Securities of foreign issuers                  Y              Y             Y             Y             Y              Y
Depositary receipts                            Y              Y             Y             Y             Y              Y
Securities from developing countries /         Y              N             Y             Y             N              N
emerging markets
Convertible securities                         Y              N             Y             Y             Y              Y
Long-term corporate debt                       Y              Y             Y             Y             Y              Y
Short-term corporate debt (commercial          Y              Y             Y             Y             Y              Y
paper)
Floating and variable rate securities          N              Y             Y             N             Y              Y
Repurchase agreements                          Y              Y             Y             Y             Y              Y
Reverse repurchase agreements                  Y              N             Y             Y             Y              N
Loan Participation Interests                   N              N             N             N             N              N
Non-investment grade debt                      N              N             Y             N             N              N
Asset Backed Securities                        N              N             N             N             N              N
Sovereign debt (foreign)                       N              N             N             N             N              N
Stripped Mortgage Securities                   N              N             N             N             N              N
Bank obligations                               Y              Y             Y             Y             Y              Y
U.S. Government securities                     Y              Y             Y             Y             Y              Y


                                                           GROWTH
                                                             AND       DIVERSIFIED      FIXED         MONEY
                                           COMSTOCK        INCOME        ASSETS        INCOME         MARKET
 TYPE OF INVESTMENT OR TECHNIQUE             FUND           FUND          FUND          FUND           FUND
U.S. common stocks                             Y             Y             Y              N             N
Preferred stocks                               Y             Y             Y              N             N
Small company stocks                           Y             Y             Y              N             N
Special situation companies                    N             N             Y              N             N
Illiquid securities                            Y             Y             Y              Y             Y
Restricted securities                          Y             Y             Y              Y             Y
When-issued / delayed-delivery                 N             N             Y              Y             Y
securities
Investment companies (including                Y             Y             Y              Y             Y
SPDRs)
Real estate investment trusts                  Y             Y             Y              Y             N
(REITS)
Securities of foreign issuers                  Y             Y             Y              Y             Y
Depositary receipts                            Y             Y             Y              Y             Y
Securities from developing countries /         Y             Y             N              N             N
emerging markets
Convertible securities                         Y             Y             Y              Y             N
Long-term corporate debt                       Y             Y             Y              Y             N
Short-term corporate debt (commercial          Y             Y             Y              Y             Y
paper)
Floating and variable rate securities          N             N             Y              Y             Y
Repurchase agreements                          Y             Y             Y              Y             Y
Reverse repurchase agreements                  N             N             Y              Y             Y
Loan Participation Interests                   N             N             N              N             Y
Non-investment grade debt                      N             N             Y              Y             N
Asset Backed Securities                        N             N             Y              Y             Y
Sovereign debt (foreign)                       N             Y             Y              Y             Y
Stripped Mortgage Securities                   N             N             Y              Y             N
Bank obligations                               Y             Y             Y              Y             Y
U.S. Government securities                     Y             Y             Y              Y             Y

                                          AGGRESSIVE      STRATEGIC      GLOBAL        CAPITAL                     AMERICAN
                                            GROWTH         GROWTH    OPPORTUNITIES      GROWTH       GROWTH         GROWTH
 TYPE OF INVESTMENT OR TECHNIQUE             FUND           FUND          FUND           FUND         FUND           FUND
Zero Coupon/Pay-in Kind                         N             N             N             N             N             N
Securities
Mortgage-related securities                     N             N             Y             N             Y             Y
Collateralized mortgage                         N             N             N             N             Y             N
obligations
Mortgage dollar rolls                           N             N             N             N             N             N
Guaranteed Investment                           N             N             N             N             N             N
Contracts
Unseasoned issuers                              Y             N             N             Y             N             N
Warrants                                        Y             Y             Y             Y             Y             Y
Futures                                         Y             Y             Y             Y             Y             N
Options                                         Y             Y             Y             Y             Y             N
Foreign currency options and                    Y             Y             Y             Y             Y             N
futures
Forward currency contracts                      Y             Y             Y             Y             Y             N
Borrowing money (leverage)                      Y             Y             Y             Y             Y             Y
Lending portfolio securities                    Y             Y             Y             Y             Y             Y
Short sales                                     N             Y             N             N             N             Y
Taxable and tax exempt municipal                N             N             N             N             N             N
securities
Money market instruments                        Y             Y             Y             Y             Y             Y


                                                           GROWTH
                                                             AND       DIVERSIFIED      FIXED         MONEY
                                           COMSTOCK        INCOME        ASSETS        INCOME         MARKET
 TYPE OF INVESTMENT OR TECHNIQUE             FUND           FUND          FUND          FUND           FUND
Zero Coupon/Pay-in Kind                         N             N             Y             Y             N
Securities
Mortgage-related securities                     N             N             Y             Y             Y
Collateralized mortgage                         N             N             Y             Y             N
obligations
Mortgage dollar rolls                           N             N             Y             Y             N
Guaranteed Investment                           N             N             Y             Y             N
Contracts
Unseasoned issuers                              Y             Y             Y             Y             N
Warrants                                        Y             Y             Y             Y             N
Futures                                         Y             Y             Y             Y             N
Options                                         Y             Y             Y             Y             N
Foreign currency options and                    N             N             N             N             N
futures
Forward currency contracts                      N             N             Y             Y             N
Borrowing money (leverage)                      Y             Y             Y             Y             N
Lending portfolio securities                    N             Y             Y             Y             Y
Short sales                                     N             N             N             N             N
Taxable and tax exempt municipal                N             N             N             Y             N
securities
Money market instruments                        Y             Y             Y             Y             Y

BANK OBLIGATIONS

     Each of the Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     Each of the Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.


COMMERCIAL PAPER

     Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

     The Funds, except for the Money Market Fund, may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see the Appendix. Each Fund, including the Money Market Fund, may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES

     The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity

     Variable amount master demand notes in which each Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.


GUARANTEED INVESTMENT CONTRACTS

     The Diversified Assets Fund and Fixed Income Fund may invest in GICs. In determining average portfolio maturity, GICs will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

FOREIGN SECURITIES

     Each of the Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Many European countries have adopted or are in the process of adopting a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

     Investment in Companies in Developing Countries. The Aggressive Growth Fund, Global Opportunities Fund, Capital Growth Fund, Comstock Fund and Growth and Income Fund may each invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Each Fund (except the Strategic Growth Fund) may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

     Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Foreign Sovereign Debt. The Growth and Income Fund, Diversified Assets Fund, Fixed Income Fund and Money Market Fund may each invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SECURITIES OF OTHER INVESTMENT COMPANIES

     As permitted by the Investment Company Act of 1940, each Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by shareholders.

     SPDRs. The above Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, as the S & P 500 Index may sustain sudden, and sometimes substantial, fluctuations.

GOVERNMENT OBLIGATIONS

     Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

     Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund (except for the Strategic Growth Fund, Comstock Fund and Growth and Income Fund) may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than those available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser or a Specialist Manager to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed delivery" securities will not exceed 25% of the value of its total assets. The Aggressive Growth Fund and Capital Growth Fund are not subject to the foregoing limitation.

     Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES

     Each Fund may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Global Opportunities Fund, Growth Fund, American Growth Fund, Fixed Income Fund, Diversified Assets Fund and Money Market Fund may, in addition, invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

     Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Mortgage-related securities in which the above-named Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

     CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

     The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates.

Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     Stripped Mortgage Securities. The Fixed Income Fund and Diversified Assets Fund may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

     In addition to the stripped mortgage securities described above, the Fixed Income Fund and Diversified Assets Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

     The Fixed Income Fund and Diversified Assets Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES
The Fixed Income Fund and Diversified Assets Fund may invest zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

MUNICIPAL SECURITIES

     The Fixed Income Fund may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Fixed Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES

     Depending upon the prevailing market conditions, the Adviser or Specialist Manager may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

     The Fixed Income Fund and Diversified Assets Fund may invest without limitation in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Adviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

     As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

     The Global Opportunities Fund, Diversified Assets Fund and Fixed Income Fund may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

     These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

     Some risks of investing in lower rated securities include:

o Greater credit risk -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o Reduced liquidity -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

o Lack of historical data -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

     Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities in which a Fund may, and some Lower Rated Securities which the Fixed Income Fund and the Diversified Assets Fund may, invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

     The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

ILLIQUID SECURITIES

     Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Adviser and the Specialist Managers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

     The Adviser and the Specialist Managers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a

Fund has valued the security. In making such determination, the Adviser and the Specialist Managers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

     Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of certain Funds) of the market value of its net assets would be invested in illiquid securities.

     Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser or a Specialist Manager deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

     Each Fund (except for the Strategic Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund) may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS

     A Fund's adviser or Specialist Manager may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of



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

an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Options Trading

     A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may also purchase put and call options. A Fund (except for the Aggressive Growth Fund, Capital Growth Fund, Comstock Fund and Growth and Income Fund) will not write covered calls on more than 25% of the market value of its portfolio, and will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of the market value of its portfolio. A Fund (except for the Aggressive Growth Fund, Capital Growth Fund, Comstock Fund and Growth and Income Fund)may not invest more than 5% of its total assets in option purchases.

     A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a



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closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

     A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

     Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Adviser or Specialist Manager and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

     Each Fund (except for the American Growth Fund and the Money Market Fund) Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

Futures Contracts

     Each Fund (except for the American Growth Fund and Money Market Fund) may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the



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value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

     Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Risks Of Futures and Options Investments

     A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

     To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underling value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality


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money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Forward Foreign Currency Exchange Contracts

     Each Fund (except for the American Growth Fund, Comstock Fund, Growth and Income Fund and Money Market Fund) may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

     No Fund (except for the Aggressive Growth Fund and Capital Growth Fund)) intends to enter into such forward foreign currency exchange contracts if such Fund would have more than 15% of the value of its total assets committed to such contracts on a regular or continuous basis. A Fund also will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Adviser and the Specialist Managers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than



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

the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

     If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Foreign Currency Options and Futures Transactions

     The Aggressive Growth Fund, Strategic Growth Fund, Global Opportunities Fund, Capital Growth Fund and Growth Fund may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

     Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange



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contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, each Fund(except for the Comstock
Fund) may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 102% (or current percentage consistent with applicable legal or regulatory limitations) collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser or Specialist Manager has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

COMMON STOCKS

     Each Fund (except for the Fixed Income Fund and Money Market Fund) may invest in equity securities including common stocks and preferred stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS

     Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer



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

and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES

     Each Fund (except for the Strategic Growth Fund and Money Market Fund) may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

SPECIAL SITUATION COMPANIES

     The Aggressive Growth Fund, Global Opportunities Fund, Capital Growth Fund, Growth Fund and Diversified Assets Fund may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

WARRANTS

Each Fund (except for the Money Market Fund) may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the



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warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

REAL ESTATE INVESTMENT TRUSTS

Each Fund (except for the Strategic Growth Fund and Money Market Fund) may invest in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

INVESTMENT IN UNSEASONED ISSUERS

The Aggressive Growth Fund, Capital Growth Fund, Comstock Fund, Growth and Income Fund, Diversified Assets Fund and Fixed Income Fund may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

SHORT SALES AGAINST THE BOX

     The Strategic Growth Fund and American Growth Fund may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by



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the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Adviser or a Specialist Manager to be creditworthy. No more than 10% of the Funds net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

     The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Adviser or Specialist Managers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).



                                       33
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     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

INVESTMENT RESTRICTIONS

     The investment objective of each of the Global Opportunities Fund, Growth Fund, Diversified Assets Fund, Fixed Income Fund and Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations, including the investment objectives of the Aggressive Growth Fund, Strategic Growth Fund, Capital Growth Fund, American Growth Fund, Comstock Fund and Growth and Income Fund, described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.

No Fund may:

     1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

     2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts,



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including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. As a non-fundamental investment policy, the American Growth Fund presently is not permitted to engage in options and futures transactions.

     3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

         (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

         (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

         (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

         (d) personal credit and business credit businesses will be considered separate industries.

     5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

     6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

     7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

     8. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing (and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets (as a non fundamental policy, the following



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Funds operate under a more restrictive policy:10% in the case of the Money
Market Fund and American Growth Fund and 5% in the case of Aggressive Growth
Fund) less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements), or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets (as a non fundamental policy, the following Funds operate under a more restrictive policy:10% in the case of the American Growth Fund and 5% in the case of Aggressive Growth Fund) at the time of borrowing. The Strategic Growth Fund is not subject to any limit with respect to borrowing.

     For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

     With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

     In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders.

No Fund may:

     1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, future contracts and options on futures contracts and in similar investments.

     2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Strategic Growth Fund and American Growth Fund may engage in short sales against the box

     3. Purchase securities of companies for the purpose of exercising control.

     4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund) of its net assets in illiquid securities.

     Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. The portfolio turnover rates for the fiscal year ended December 31, 2000 were 58.91%, 99.83%, 120.64%, and 72.26% for the Growth Fund,
Global Opportunities Fund, Fixed Income Fund and Diversified Assets Fund, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.


                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the Valuation Times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND

     The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Adviser.


VALUATION OF THE NON-MONEY MARKET FUNDS

     Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

     Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND

     Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations.

     The Trust will be managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently four Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees of the Trust receive $2,000 for each Board meeting attended, plus reimbursement for expenses incurred in connection with attending meetings. However, no officer or employee of the Distributor, BISYS Fund Services Ohio, Inc. ("BISYS"), USAllianz Advisers, LLC (the "Manager") or Allianz of America, Inc. (the "Adviser") or its affiliates receives any fees from the Trust for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS, an affiliate of the Distributor, receives fees from the Trust for acting as Administrator and Transfer Agent, and for providing certain fund accounting services.

     The Trustees and Officers of the Trust, their addresses, ages and their principal occupations during the past 5 years are as follows:

          NAME AND ADDRESS                     POSITION WITH THE                 PRINCIPAL OCCUPATION DURING
                                                     TRUST                               PAST 5 YEARS
                                                                                          AND OTHER
                                                                                         AFFILIATIONS

David P. Marks*, Age 54               Chairman of the Board, Trustee and    Chief Investment Officer of Allianz
55 Greens Farms Road                  President                             of America, Inc. from 1991 to
Westport, CT 06881-5160                                                     present.

Harrison Conrad, Age 66               Trustee                               Retired; Board member of Capital Re
79 Dorchester Road                                                          Corporation, a financial-guaranty
Darien, CT 06820                                                            re-insurer from 1995 to present;

                                                                            Retired from J.P. Morgan in 1995
                                                                            after 34 years.

Roger Gelfenbien, Age 57              Trustee                               Retired; Partner of Andersen
37 Stonegate Drive                                                          Consulting from 1983 to August 1999.
Wethersfield, CT 06109

Arthur C. Reeds III, Age 56           Trustee                               Senior Investment Officer, Hartford
36 Fernwood Road                                                            Foundation for Public Giving from
West Hartford, CT 06119                                                     September 2000 to present; Chairman,
                                                                            Chief Executive and President of
                                                                            Conning Corp., a money manager,
                                                                            from September 1999 to March 2000;
                                                                            Investment Consultant from 1997
                                                                            to September 1999; Chief Investment
                                                                            Officer of CIGNA Corporation from
                                                                            1991 to 1997.

Charles L. Booth, Age 41              Vice President                        Vice President of Fund
3435 Stelzer Road                                                           Administration of BISYS Fund
Columbus, Ohio 43219                                                        Services, Inc. BISYS Fund Services
                                                                            from April 1988 to present.

Gary Brown, Age 47                    Vice President                        Senior Managing Director of Allianz
55 Greens Farms Road                                                        of America, Inc. from 1991 to
Westport, CT 06881-5160                                                     present.

Ronald M. Clark, Age 53               Vice President                        Senior Managing Director of Allianz
55 Greens Farms Road                                                        of America, Inc. from 1980 to
Westport, CT 06881-5160                                                     present.

          NAME AND ADDRESS                     POSITION WITH THE                  PRINCIPAL OCCUPATION DURING
                                                     TRUST                                 PAST 5 YEARS
                                                                                             AND OTHER
                                                                                           AFFILIATIONS

Edwin Ghigliotty, Age 44              Vice President                        Chief Administrative Officer of
55 Greens Farms Road                                                        Allianz of America, Inc. from April
Westport, CT 06881-5160                                                     1999 to present;  Senior Vice President
                                                                            of Operations and Chief Financial
                                                                            Officer of Jefferson Insurance
                                                                            Group from 1991 to April 1999.

Gregory T. Maddox, Age 33             Vice President                        Vice President, Client Services of
BISYS Fund Services, Inc.                                                   BISYS Fund Services from April 1991
1230 Columbia St., Suite 500                                                to present.
San Diego, CA 92101

Irimga McKay, Age 40                  Vice President                        Senior Vice President, Client
BISYS Fund Services, Inc.                                                   Services of BISYS Fund Services from
1230 Columbia St., Suite 500                                                November 1988 to present.
San Diego, CA 92101

Chris Pinkerton, Age 43               Vice President                        President, USAllianz Investor
1750 Hennepin Avenue                                                        Services and Vice President, Allianz
Minneapolis, MN 55403-2195                                                  Life Insurance Co. of North America
                                                                            from April 1999 to present; Vice
                                                                            President of marketing, sales
                                                                            operations and director of
                                                                            marketing at Nationwide Financial
                                                                            Services from May 1977 to April 1999.

Jennifer L. Ryan, Age 35              Vice President                        Director of Mutual Funds, Allianz of
55 Greens Farms Road Inc.                                                   America, Inc. from October 1999 to
Westport, CT 06881-5160                                                     present; Managing Director, Key
                                                                            Asset Management from 1993 to
                                                                            October 1999.

          NAME AND ADDRESS                     POSITION WITH THE               PRINCIPAL OCCUPATION DURING
                                                     TRUST                             PAST 5 YEARS
                                                                                         AND OTHER
                                                                                       AFFILIATIONS

Tamara A. Antioco, Age 33             Vice President                        Vice President and Director of
55 Greens Farms Road                                                        Compliance at Allianz of America,
Westport, CT 06881-5160                                                     Inc. from September 2000 to present;
                                                                            Vice President, Private Client
                                                                            Investment Management, Morgan
                                                                            Guaranty Trust Company from October
                                                                            1999 to August 2000; and Vice
                                                                            President, Risk Management &
                                                                            Control, J.P. Morgan Investment
                                                                            Management Inc.

Lisa M. Hurley, Age 45                Secretary                             Executive Vice President and General
BISYS Fund Services, Inc.                                                   Counsel of BISYS Fund Services from
90 Park Avenue                                                              May 1998 to present; General Counsel
New York, NY 10016                                                          of Moore Capital Management, Inc.
                                                                            from May 1996 to May 1998; Senior
                                                                            Vice President & General Counsel
                                                                            of Northstar Investment Management
                                                                            Corporation from October 1993
                                                                            to May 1996.

Curtis Barnes, Age 47                 Assistant Secretary                   Vice President of Legal Services of
BISYS Fund Services, Inc                                                    BISYS Fund Services from May 1995 to
3435 Stelzer Road                                                           present.
Columbus, Ohio 43219.

Alaina V. Metz, Age 34                Assistant Secretary                   Chief Administrative Officer of
BISYS Fund Services, Inc.                                                   BISYS Fund Services from June 1995
3435 Stelzer Road                                                           to present; Supervisor of Alliance
Columbus, Ohio 43219                                                        Capital Management for more than
                                                                            five years prior to joining BISYS.

          NAME AND ADDRESS                     POSITION WITH THE                PRINCIPAL OCCUPATION DURING
                                                     TRUST                              PAST 5 YEARS
                                                                                          AND OTHER
                                                                                        AFFILIATIONS

Gary Tenkman, Age 30                  Treasurer                             Vice President of Financial Services
BISYS Fund Services, Inc.                                                   of BISYS Fund Services from April
3435 Stelzer Road                                                           1998 to present; Audit Manager  for
Columbus, Ohio 43219                                                        Ernst & Young LLP for more than five
                                                                            years prior to joining BISYS.

     * Mr. Marks is an "interested person" of the Trust, as defined in the 1940 Act because of his employment with the Adviser.

     Each of the Trustees, except Mr. Marks, serves on an Audit Committee which meets at least annually to discuss audit matters.

     The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2000. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation from the Fund for the fiscal year ended December 31, 2000 in excess of $60,000. Trustees who are affiliated with the Distributor, the Manager or the Adviser do not receive compensation from the Trust but all trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

                               COMPENSATION TABLE
                          12/31/1999 THROUGH 12/31/2000

                                                             PENSION OR
                                                             RETIREMENT
                                                              BENEFITS        ESTIMATED        TOTAL
                                             AGGREGATE         ACCRUED         ANNUAL      COMPENSATION
                                           COMPENSATION        AS PART        BENEFITS         FROM
                                               FROM            OF FUND          UPON         THE FUND
                                             THE FUND         EXPENSES       RETIREMENT      COMPLEX
                                           ------------      -----------     -----------    -----------
Harrison Conrad, Trustee.............        $8,000               0             N/A           $8,000
Roger A. Gelfenbein, Trustee.........        $8,000               0             N/A           $8,000
Arthur C. Reeds, Trustee.............        $8,000               0             N/A           $8,000


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 11 8, 2001, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of April 11, 2001, the following persons were 5% or greater shareholders of the Funds:

                                                                PERCENTAGE OF
FUND/SHAREHOLDER                                             SHARES OUTSTANDING

DIVERSIFIED ASSETS FUND/
Allianz Life Insurance Co. of N. America                           17.13%
1750 Hennepin Avenue
Minneapolis, MN 55403


Allianz of America Inc.                                            81.33%
777 San Marin Drive
Novato, CA 94998

FIXED INCOME FUND/
Allianz of America Inc.                                            74.62%
777 San Marin Drive
Novato, CA 94998

Allianz Life Insurance Co. of N. America                           24.30%
1750 Hennepin Avenue
Minneapolis, MN 55403

GLOBAL OPPORTUNITIES FUND/
Allianz of America Inc.                                            98.29%
777 San Marin Drive
Novato, CA 94998

GROWTH FUND/
Allianz Life Insurance Co. of N. America                           12.60%
1750 Hennepin Avenue
Minneapolis, MN 55403


Allianz of America Inc.                                            86.10%
777 San Marin Drive
Novato, CA 94998

MONEY MARKET FUND/
Allianz of America, Inc.                                           36.97%
777 San Marin Drive
Novato, CA 94998

Allianz Life Insurance Co. of N. America                           61.78%
1750 Hennepin Avenue
Minneapolis, MN 55403

     The Adviser may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of each of the Funds. As a result, the Adviser may have the ability to elect the Trustees of the Trust, approve the Investment Advisory and Distribution

Agreements for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification.

THE ADVISER AND THE MANAGER

     Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Adviser and the Manager.

     The Adviser manages the assets of each of the Growth, Global Opportunities, Diversified Assets, Fixed Income and Money Market Funds ("AZOA Funds"), in each case pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust in respect of each AZOA Fund and subject to the investment policies described herein and in the Prospectus for the Funds.

     The Manager manages the assets of each of the Aggressive Growth, Strategic Growth, Capital Growth, Growth and Income, American Growth and Comstock Funds, in each case pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

     The Manager and the Adviser are registered investment advisers. The Adviser, 55 Greens Farms Road, Westport, Connecticut 06881 is a Delaware corporation incorporated on June 15, 1976 and as of March 31, 2001 had approximately $23 billion of assets under management. The Manager, 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, is a newly formed Delaware limited liability company. Allianz AG Holding is the principal owner of the Adviser and the Manager. Allianz AG Holding, headquartered in Munich Germany, is one of the world's largest insurance and financial services companies with operations in 70 countries.

     For the services provided and the expenses assumed pursuant to the Management Agreement and Advisory Agreement, each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

FUND                                 MANAGEMENT FEE                 ADVISORY FEE

Aggressive Growth Fund               *see table below               N/A
Strategic Growth Fund                .95%                           N/A
Global Opportunities Fund            N/A                            .95%
Capital Growth Fund                  *see table below               N/A
Growth Fund                          N/A                            .75%
American Growth Fund                 .85%                           N/A
Comstock Fund                        *see table below               N/A
Growth and Income Fund               *see table below               N/A
Diversified Assets Fund              N/A                            .55%
Fixed Income Fund                    N/A                            .50%
Money Market Fund                    N/A                            .35%

                                              Average Net Assets in Millions (M)
                                              ----------------------------------
                                                      $100 M       $250 M TO
                                     UP TO$100M       TO $250        $500M      $500 MAND MORE

Capital Growth Fund                    0.85%           0.80%         0.775%          0.75%
Growth and Income Fund                0.775%           0.75%         0.725%         0.675%
Comstock Fund                         0.775%           0.75%         0.725%         0.675%
Aggressive Growth Fund                 0.90%           0.85%         0.825%          0.80%


      The Adviser or Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

      The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

     The Manager has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:

NAME OF FUND                                EXPENSE LIMITATION FOR FUND
------------                                ---------------------------


Aggressive Growth Fund                                  1.25%

Strategic Growth Fund                                   1.10%

Capital Growth Fund                                     1.20%

American Growth Fund                                    1.10%

Comstock Fund                                           1.20%

Growth and Income Fund                                  1.10%

     For the fiscal year or period ended December 31, 2000, the Adviser was entitled to receive and waived advisory fees from the AZOA Funds as follows:

FUND                               ADVISORY FEES         ADVISORY FEES WAIVED
                                   EARNED
Growth Fund                        $91,122               $91,122
Global Opportunities Fund          $83,705               $83,705
Diversified Assets Fund            $67,580               $67,580
Fixed Income Fund                  $56,239               $56,239
Money Market Fund                  $46,102               $46,102

     Pursuant to each of the Advisory Agreement and Management Agreement, the Funds will pay all expenses not assumed by either the Manager or the Adviser, respectively, Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

     Unless sooner terminated, each of the Advisory Agreement and Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement or Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. Each of the Advisory Agreement and Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Adviser or Manager as applicable. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     Each of the Advisory Agreement and Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

THE SPECIALIST MANAGERS

     The Manager has entered into subadvisory agreements (the "Portfolio Management Agreement" with various Specialist Managers with respect to each Fund managed by the Manager (the "Subadvised Funds").

     Specialist Managers are selected from more than 400 independent firms. Through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten potential subadvisers are chosen. Out of that group, the Manager then chooses the three potential subadvisers it considers to be most qualified based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the Manager's investment committee. Out of those three potential subadvisers, the Manager then selects the firm it determines to be the most qualified, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

     Each Specialist Manager's performance on behalf of a Subadvised Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

     The Trust and the Manager have applied for an exemptive order from the Securities and Exchange Commission which would permit the Subadvised Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order would also permit the terms of Portfolio Management Agreements to be changed and the employment of Specialist Managers to be continued after events that would otherwise cause an automatic termination of a Portfolio Management agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

     Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's Investment Committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the Investment Committee reviews the back-up manager selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. The Manager monitors "back-up" additional independent managers for each investment class so that, should a Specialist Manager change be warranted, the transition can be effected on a timely basis.

     Under the Portfolio Management Agreements, each Specialist Manager agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Subadvised Fund. The following table shows each Subadvised Fund, its Specialist Manager and the fee paid for such subadvisory services:

SUBADVISED FUND                           SPECIALIST MANAGER                             SUBADVISORY FEE*

Aggressive Growth Fund                    Van Kampen Investment Advisory Corp.           **%
                                          ("VKIAC")
Capital Growth Fund                       VKIAC                                          **%
Growth and Income Fund                    Van Kampen Asset Management Inc.               **%
                                          ("VKAM")
Comstock Fund                             VKAM                                           **%
Strategic Growth Fund                     Fred Alger Management, Inc.("Alger")           0.60%
American Growth Fund                      Alger                                          0.50%


* represents annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.

                                                    Average Net Assets in Millions (M)
                                                    ----------------------------------
**                                   UP TO $100M     $100M TO $250M     $250M TO $500M  $500 M AND MORE

Capital Growth Fund#                    0.50%             0.45%             0.425%           0.40%
Growth and Income Fund#                0.425%             0.40%             0.375%          0.325%
Comstock Fund#                         0.425%             0.40%             0.375%          0.325%
Aggressive Growth Fund#                 0.55%             0.50%             0.475%           0.45%


# The minimum fee payable per Fund shall be $100,000 per calendar year, commencing January 1, 2002.

ALGER

     Alger is owned by Alger Inc. which in turn is owned by Alger Associates, Inc. ("Associates"), a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Associates and may be deemed to control that company and its subsidiaries. Fred Alger holds his shares through a limited liability company, of which he is the president and majority shareholder. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting substantially all of the Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission.

VKIAC AND VKAM

     Each of VKIAC and VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and has more than $81 billion under management or supervision as of March 31, 2001. Van Kampen's more than 50 open-end, more than 30 closed-end funds and more than 2,700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Adviser, Manager or Specialist Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser, Manager or Specialist Manager, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser, Manager or Specialist Manager may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser, Manager or Specialist Manager and does not reduce the fees payable to such adviser by the Trust . Such information may be useful to the Adviser, Manager or Specialist Manager in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser, Manager or Specialist Manager in carrying out its obligations to the Trust.

     While the Adviser, Manager or Specialist Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. The total brokerage commissions paid by each of the Growth Fund, Global Opportunities Fund and Diversified Assets Fund for the fiscal year ended December 31, 2000 were $8,885, $43,765 and $2,484, respectively. For the fiscal year ended December 31, 2000, purchase and sale transactions by the Fixed Income Fund and Money Market Fund did not involve brokerage commissions.

     Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser , Manager or Specialist Manager or the Distributor, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Adviser, Manager or Specialist Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

     As of December 31, 2000, the Growth Fund, Diversified Assets Fund, Global Opportunities Fund, and Fixed Income Fund held investments in securities of their regular broker-dealers as follows:

                           APPROXIMATE AGGREGATE VALUE OF
                          ISSUER'S SECURITIES OWNED BY THE
       FUND                      FUND AT 12/31/2000                         NAME OF BROKER OR DEALER

Growth Fund                            $170,469                            Merrill Lynch
Growth Fund                            $121,725                            Lehman Brothers
Diversified Assets Fund                 $47,731                            Merrill Lynch
Diversified Assets Fund                 $34,083                            Lehman Brothers
Diversified Assets Fund                $251,406                            Bank of America Corp
Diversified Assets Fund                $269,305                            Morgan Stanley Dean Witter
Global Opportunities Fund                none
Fixed Income Fund                      $363,455                            Merrill Lynch
Fixed Income Fund                      $262,700                            Morgan Stanley Dean Witter
Money Market Fund                      $598,150                            Union Bank of Switzerland

     Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Adviser, Manager or Specialist Manager. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser, Manager or Specialist Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser, Manager or Specialist Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser, Manager or Specialist Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, its parent or affiliates, the Manager or Specialist Manager and, in dealing with its customers, the Adviser, its parent and affiliates and the Manager or Specialist Manager will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

     BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of October 6, 1999 (the "Services Agreement").

     As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodical reports to the SEC on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Adviser under the Advisory Agreement, the Manager under the Investment Management Agreement, the Specialist Managers under the Portfolio Management Agreements or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

     As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Funds, custodians, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

     BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, calculated daily and paid monthly, at the annual rate of 0.10% of the combined average daily net assets of the Funds up to $5 billion; 0.07% of the combined average daily net assets of the Funds of the next $5 billion; and 0.05% of the combined average daily net assets of the Funds if over $10 billion. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.

For the fiscal year ended December 31, 2000, BISYS was entitled to receive and waived service fees from the Funds as follows:

FUND                              SERVICE FEES EARNED       SERVICE FEES WAIVED

Growth Fund                       $69,852                   $0
Fixed Income Fund                 $71,011                   $0
Money Market Fund                 $66,247                   $0
Diversified Assets Fund           $74,192                   $0
Global Opportunities Fund         $68,445                   $0

     Unless sooner terminated as provided therein, the Services Agreement between the Trust and BISYS will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive three-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS.

     The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR

     BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of October 27, 1999 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

     Unless otherwise terminated, the Distribution Agreement between the Trust and BISYS LP is effective for a two year period from October 27, 1999 and thereafter will continue in effect for successive one-year periods if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

     Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

     The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.

For the fiscal year or period ended December 31, 2000, the following 12b-1 fees shown as accrued and waived for the Funds were:

FUND                            12b-1 FEES ACCRUED           12b-1 FEES WAIVED

Growth Fund                     $30,374                      $0
Fixed Income Fund               $28,119                      $0
Money Market Fund               $32,931                      $0
Diversified Assets Fund         $30,719                      $0
Global Opportunities Fund       $22,027                      $0

     Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

     The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan with respect to each of the Funds was approved by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Trustees"), by vote cast in person at a October 6, 1999 meeting called for the purpose of voting on the Plan, and by the sole shareholder of each class of shares of each of the Funds on October 26, 1999. The Plan's continuance was most recently approved by the Board of Trustees on September 13, 2000. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

CUSTODIAN

     The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of October 6, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.


INDEPENDENT AUDITORS

      KPMG LLP, 2 Nationwide Plaza, Columbus, OH 43215 are the independent auditors for the Trust.

LEGAL COUNSEL

     Dickstein Shapiro Morin and Oshinsky LLP, 2101 L Street NW, Washington, D.C. 20037 serves as counsel to the Trust.

CODES OF ETHICS

     Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Pursuant to such authority, the Board of Trustees has established eleven series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

     Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting.

     The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

     As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

     Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds, particularly the Global Opportunities Fund, by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2000 which are available to offset future capital gains, if any:



                                      AMOUNT                  EXPIRES
                                     --------------------------------
Global Opportunities Fund            $171,079                  2008
Money Market Fund                         $84                  2008

     Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

     A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

     By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

     When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

     Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

     In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

     The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

     Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements. However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

     Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

     Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

     Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


ADDITIONAL TAX INFORMATION CONCERNING THE GLOBAL OPPORTUNITIES FUND

     The Global Opportunities Fund may invest in non-U.S. corporations, which would be treated as "passive foreign investment companies" ("PFICs") under the Code which will result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that the Global Opportunities Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the Global Opportunities Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Global Opportunities Fund shareholders. Therefore, the payment of this tax would reduce the Global Opportunities Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION

     From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

     In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a

Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

     Total return and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co.of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser, the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

     Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND

     The standardized seven-day yield for the Money Market Fund is computed: (1) by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

     The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. Each of the thirty-day yields and effective yields is calculated as described above except that the base period is 30 days rather than 7 days. Current yield and effective yield for the 7 day period ending December 31, 2000 for the Money Market Fund were 5.93% and 5.93%, respectively.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS

     Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds. The 30-day yield for the period ended December 31, 2000 was as follows: 4.18% and 5.92% for the Diversified Assets Fund and Fixed Income Fund, respectively.

CALCULATION OF TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

Total returns are given for the one-year or since inception periods ended December 31, 2000.

FUND                       GROWTH FUND           GLOBAL                FIXED INCOME           DIVERSIFIED ASSETS
                                                 OPPORTUNITIES         FUND                   FUND
                                                 FUND
(INCEPTION DATE)           November 9, 1999      February 1, 2000      November 9, 1999       November 9, 1999

One Year Return            -10.28%               N/A                   11.71                  3.51
Since Inception Return     -2.31%                -15.00%               8.43                  5.58


PERFORMANCE COMPARISONS

     Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson - Lehman Brothers, Inc. and the Russell 2000 Growth Index and to data prepared by Lipper Analytical Services, Inc. a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly, 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and USA Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders.

     From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. Such performance examples will be based on an expressed set of assumptions and are not indicative of the performance of any of the Funds.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon the respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly a Fund's yield or performance may not provide for comparison with bank deposits or other investments which provide fixed returns for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity as well as expenses allocated to the Fund.

MISCELLANEOUS

     Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

     The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

     The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

     Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

     The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

     The Independent Auditors' Report and audited financial statements of the Funds included in their Annual Report for the fiscal year ended December 31, 2000 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                    APPENDIX

COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" -- Issuers do not fall within any of the rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

     "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" -- Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

     "C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.



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     To provide more detailed indications of credit quality, the "AA," "A,"
"BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

     "AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

     "BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

     "BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.


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

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings: 42 69

     "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

     "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" -- This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.



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